UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2015

1.902944.105

SAI-COR-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 54.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.3%
Autoliv, Inc.	24,500	$ 2,756,250
BorgWarner, Inc.	162,871	10,010,052
Cooper Tire & Rubber Co.	39,800	1,514,788
Delphi Automotive PLC	317,830	25,057,717
Johnson Controls, Inc.	351,400	17,854,634
Lear Corp.	60,500	6,589,660
The Goodyear Tire & Rubber Co.	131,500	3,514,995
TRW Automotive Holdings Corp. (a)	4,900	510,776
		67,808,872
Automobiles - 0.2%
Ford Motor Co.	613,300	10,021,322
General Motors Co.	471,980	17,609,574
Harley-Davidson, Inc.	174,500	11,092,965
		38,723,861
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	61,900	3,680,574
Carnival Corp. unit	126,800	5,577,932
Chipotle Mexican Grill, Inc. (a)	6,300	4,189,311
Dunkin' Brands Group, Inc.	82,880	3,883,757
Hilton Worldwide Holdings, Inc. (a)	206,200	5,829,274
Hyatt Hotels Corp. Class A (a)	2,900	175,566
Las Vegas Sands Corp.	97,500	5,547,750
McDonald's Corp.	175,800	17,386,620
MGM Mirage, Inc. (a)	223,900	4,865,347
Norwegian Cruise Line Holdings Ltd. (a)	89,100	4,394,412
Royal Caribbean Cruises Ltd.	379,221	28,980,069
Shake Shack, Inc. Class A	12,383	534,326
Starbucks Corp.	230,500	21,548,293
Starwood Hotels & Resorts Worldwide, Inc.	103,700	8,330,221
Wyndham Worldwide Corp.	487,777	44,621,840
Wynn Resorts Ltd.	49,600	7,068,000
Yum! Brands, Inc.	244,871	19,861,487
		186,474,779
Household Durables - 0.2%
Garmin Ltd.	10,900	540,967
Lennar Corp. Class A	535,633	26,894,133
Mohawk Industries, Inc. (a)	66,583	12,274,576
Newell Rubbermaid, Inc.	24,900	978,321
PulteGroup, Inc.	23,400	527,904
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	256,978	$ 9,844,827
Whirlpool Corp.	37,600	7,969,320
		59,030,048
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	110,500	42,007,680
Netflix, Inc. (a)	36,300	17,239,233
Priceline Group, Inc. (a)	50,633	62,657,325
		121,904,238
Leisure Products - 0.1%
Hasbro, Inc.	11,200	697,928
Mattel, Inc.	1,035,625	27,257,650
		27,955,578
Media - 2.8%
CBS Corp. Class B	27,500	1,625,250
Comcast Corp.:
Class A	1,927,821	114,474,011
Class A (special) (non-vtg.)	748,050	44,093,807
DIRECTV (a)	244,100	21,627,260
Discovery Communications, Inc. Class A (a)	469,673	15,170,438
Gannett Co., Inc.	84,700	2,998,380
News Corp. Class A (a)	488,700	8,442,293
Omnicom Group, Inc.	19,500	1,551,030
Starz Series A (a)	66,200	2,200,488
The Madison Square Garden Co. Class A (a)	224,378	17,580,016
The Walt Disney Co.	1,122,593	116,839,479
Time Warner Cable, Inc.	83,700	12,893,985
Time Warner, Inc.	2,659,462	217,703,559
Time, Inc.	408,013	9,669,908
Twenty-First Century Fox, Inc. Class A	1,338,341	46,841,935
Viacom, Inc. Class B (non-vtg.)	339,492	23,744,070
		657,455,909
Multiline Retail - 0.5%
Big Lots, Inc.	13,500	644,085
Dillard's, Inc. Class A	22,200	2,889,552
Dollar General Corp. (a)	564,885	41,021,949
Dollar Tree, Inc. (a)	126,410	10,072,349
Kohl's Corp.	171,295	12,641,571
Macy's, Inc.	182,500	11,628,900
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	15,200	$ 1,222,536
Target Corp.	650,400	49,970,232
		130,091,174
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	36,100	893,114
AutoNation, Inc. (a)	573,349	35,260,964
AutoZone, Inc. (a)	38,422	24,693,051
Bed Bath & Beyond, Inc. (a)	371,650	27,747,389
Best Buy Co., Inc.	45,600	1,737,360
CarMax, Inc. (a)	252,600	16,951,986
Foot Locker, Inc.	33,200	1,864,844
GameStop Corp. Class A	4,900	181,153
Gap, Inc.	660,075	27,459,120
Home Depot, Inc.	1,079,001	123,815,365
L Brands, Inc.	116,600	10,710,876
Lowe's Companies, Inc.	1,013,062	75,057,764
Penske Automotive Group, Inc.	7,800	384,774
Ross Stores, Inc.	123,480	13,065,419
Staples, Inc.	18,500	310,153
TJX Companies, Inc.	199,200	13,673,088
Tractor Supply Co.	11,900	1,048,628
		374,855,048
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	90,000	3,919,500
Fossil Group, Inc. (a)	2,900	249,429
Hanesbrands, Inc.	69,500	8,864,030
NIKE, Inc. Class B	212,400	20,628,288
PVH Corp.	34,780	3,705,113
Under Armour, Inc. Class A (sub. vtg.) (a)	49,600	3,819,696
		41,186,056
TOTAL CONSUMER DISCRETIONARY		1,705,485,563
CONSUMER STAPLES - 4.4%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	1,188,273	54,898,213
Diageo PLC	742,928	22,175,832
Dr. Pepper Snapple Group, Inc.	120,800	9,517,832
Molson Coors Brewing Co. Class B	27,000	2,049,030
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	27,300	$ 3,852,576
PepsiCo, Inc.	812,215	80,393,041
SABMiller PLC	130,511	7,404,736
The Coca-Cola Co.	1,307,836	56,629,299
		236,920,559
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	131,100	19,266,456
CVS Health Corp.	1,445,295	150,122,792
Kroger Co.	957,056	68,094,534
Rite Aid Corp. (a)	1,113,700	8,887,326
Sysco Corp.	755,976	29,475,504
Wal-Mart Stores, Inc.	781,800	65,616,474
Walgreens Boots Alliance, Inc.	336,704	27,973,368
Whole Foods Market, Inc.	180,500	10,196,445
		379,632,899
Food Products - 0.6%
Archer Daniels Midland Co.	319,100	15,278,508
Bunge Ltd.	134,000	10,958,520
Campbell Soup Co.	18,200	847,938
ConAgra Foods, Inc.	453,500	15,863,430
Fresh Del Monte Produce, Inc.	48,300	1,700,643
General Mills, Inc.	55,000	2,958,450
Ingredion, Inc.	44,800	3,683,008
Kellogg Co.	214,500	13,830,960
Keurig Green Mountain, Inc.	19,700	2,513,326
Kraft Foods Group, Inc.	87,200	5,586,032
Mondelez International, Inc.	1,365,670	50,441,021
Pilgrims Pride Corp.	16,000	438,880
Sanderson Farms, Inc.	30,300	2,581,863
The J.M. Smucker Co.	5,800	669,030
Tyson Foods, Inc. Class A	37,000	1,528,470
		128,880,079
Household Products - 0.7%
Colgate-Palmolive Co.	58,700	4,157,134
Energizer Holdings, Inc.	83,300	11,148,039
Henkel AG & Co. KGaA	177,530	18,676,492
Kimberly-Clark Corp.	33,200	3,640,712
Procter & Gamble Co.	1,410,730	120,095,445
		157,717,822
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	83,800	$ 6,927,746
Tobacco - 0.5%
Altria Group, Inc.	304,400	17,134,676
British American Tobacco PLC sponsored ADR	207,726	24,193,847
Philip Morris International, Inc.	948,506	78,688,058
Reynolds American, Inc.	108,700	8,219,894
		128,236,475
TOTAL CONSUMER STAPLES		1,038,315,580
ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	30,500	945,805
Baker Hughes, Inc.	26,900	1,681,519
Ensco PLC Class A	596,650	14,600,026
Halliburton Co.	380,700	16,347,258
Helmerich & Payne, Inc.	24,400	1,636,264
National Oilwell Varco, Inc.	510,424	27,741,544
Noble Corp.	154,600	2,572,544
Schlumberger Ltd.	360,416	30,332,611
		95,857,571
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	479,713	40,406,226
Apache Corp.	498,700	32,834,408
BG Group PLC	1,244,900	18,328,252
Canadian Natural Resources Ltd.	219,600	6,387,214
Chevron Corp.	1,135,420	121,126,606
Cimarex Energy Co.	42,900	4,705,272
Concho Resources, Inc. (a)	20,400	2,221,968
ConocoPhillips Co.	298,500	19,462,200
CONSOL Energy, Inc.	62,840	2,023,448
Continental Resources, Inc. (a)	46,300	2,059,887
Devon Energy Corp.	124,500	7,667,955
EOG Resources, Inc.	293,164	26,302,674
EQT Corp.	73,600	5,874,016
Exxon Mobil Corp.	1,457,608	129,056,612
Hess Corp.	142,300	10,683,884
Imperial Oil Ltd.	299,200	11,545,803
Kinder Morgan, Inc.	156,000	6,397,560
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	106,500	$ 2,967,090
Marathon Petroleum Corp.	482,233	50,634,465
Murphy Oil Corp.	22,600	1,150,114
Noble Energy, Inc.	307,210	14,509,528
Occidental Petroleum Corp.	551,348	42,938,982
Phillips 66 Co.	1,040,321	81,623,586
Pioneer Natural Resources Co.	63,100	9,624,012
Range Resources Corp.	89,000	4,409,060
Royal Dutch Shell PLC Class A sponsored ADR	302,175	19,753,180
Spectra Energy Corp.	261,300	9,273,537
Suncor Energy, Inc.	968,865	29,086,876
Tesoro Corp.	20,500	1,882,720
The Williams Companies, Inc.	243,554	11,943,888
Valero Energy Corp.	176,300	10,875,947
WPX Energy, Inc. (a)	276,333	2,978,870
		740,735,840
TOTAL ENERGY		836,593,411
FINANCIALS - 9.0%
Banks - 4.1%
Bank of America Corp.	6,962,304	110,074,026
BB&T Corp.	40,400	1,537,220
CIT Group, Inc.	118,990	5,503,288
Citigroup, Inc.	4,031,310	211,321,270
Comerica, Inc.	197,700	9,050,706
Commerce Bancshares, Inc.	8,680	360,394
Fifth Third Bancorp	261,500	5,062,640
Huntington Bancshares, Inc.	325,100	3,556,594
JPMorgan Chase & Co.	3,734,905	228,874,978
KeyCorp	294,400	4,100,992
M&T Bank Corp.	134,000	16,214,000
PNC Financial Services Group, Inc.	254,074	23,364,645
Regions Financial Corp.	637,800	6,129,258
Standard Chartered PLC (United Kingdom)	640,790	9,803,801
SunTrust Banks, Inc.	210,600	8,634,600
U.S. Bancorp	2,784,236	124,204,768
Wells Fargo & Co.	3,675,243	201,366,564
		969,159,744
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.4%
Ameriprise Financial, Inc.	127,800	$ 17,077,914
Bank of New York Mellon Corp.	473,880	18,547,663
BlackRock, Inc. Class A	56,800	21,096,656
Charles Schwab Corp.	421,100	12,355,074
E*TRADE Financial Corp. (a)	194,000	5,050,790
Eaton Vance Corp. (non-vtg.)	6,900	290,490
Franklin Resources, Inc.	55,000	2,960,650
Goldman Sachs Group, Inc.	537,268	101,968,094
Invesco Ltd.	38,400	1,546,368
LPL Financial	109,900	4,930,114
Morgan Stanley	1,467,730	52,530,057
Northern Trust Corp.	204,500	14,280,235
Och-Ziff Capital Management Group LLC Class A	225,100	2,773,232
State Street Corp.	725,000	53,976,250
T. Rowe Price Group, Inc.	15,200	1,255,520
TD Ameritrade Holding Corp.	167,900	6,089,733
		316,728,840
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	197,000	4,093,660
American Express Co.	135,091	11,022,075
Capital One Financial Corp.	873,145	68,725,243
Discover Financial Services	583,360	35,573,293
Navient Corp.	105,100	2,249,140
Nelnet, Inc. Class A	32,500	1,515,150
		123,178,561
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	429,994	63,385,416
CME Group, Inc.	265,110	25,432,002
IntercontinentalExchange Group, Inc.	70,953	16,699,498
McGraw Hill Financial, Inc.	609,248	62,813,469
The NASDAQ OMX Group, Inc.	9,600	481,536
Voya Financial, Inc.	14,100	623,079
		169,435,000
Insurance - 1.4%
ACE Ltd.	251,800	28,707,718
AFLAC, Inc.	93,500	5,820,375
Alleghany Corp. (a)	1,500	708,810
Allstate Corp.	132,100	9,326,260
American Financial Group, Inc.	58,600	3,691,800
American International Group, Inc.	650,200	35,975,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd. (a)	7,400	$ 437,784
Assurant, Inc.	39,200	2,401,784
Assured Guaranty Ltd.	11,200	297,024
Axis Capital Holdings Ltd.	43,900	2,275,337
Cincinnati Financial Corp.	9,500	501,220
CNA Financial Corp.	219,500	9,181,685
Endurance Specialty Holdings Ltd.	37,900	2,409,303
Everest Re Group Ltd.	32,000	5,677,760
FNF Group	168,273	6,178,985
Genworth Financial, Inc. Class A (a)	746,580	5,785,995
Hanover Insurance Group, Inc.	41,900	2,943,056
Hartford Financial Services Group, Inc.	147,500	6,041,600
HCC Insurance Holdings, Inc.	11,700	653,796
Lincoln National Corp.	360,300	20,767,692
Loews Corp.	75,600	3,100,356
Markel Corp. (a)	800	596,352
Marsh & McLennan Companies, Inc.	584,175	33,233,716
MetLife, Inc.	866,885	44,063,765
Montpelier Re Holdings Ltd.	30,700	1,106,428
PartnerRe Ltd.	33,900	3,881,550
Principal Financial Group, Inc.	25,500	1,304,835
Progressive Corp.	34,300	914,095
Prudential Financial, Inc.	102,800	8,311,380
Reinsurance Group of America, Inc.	30,900	2,759,679
RenaissanceRe Holdings Ltd.	10,000	1,025,300
The Chubb Corp.	136,600	13,721,470
The Travelers Companies, Inc.	142,200	15,277,968
Torchmark Corp.	31,000	1,650,750
Unum Group	784,675	26,333,693
W.R. Berkley Corp.	7,900	394,289
XL Group PLC Class A	667,764	24,173,057
		331,632,233
Real Estate Investment Trusts - 0.8%
American Tower Corp.	413,586	41,002,916
AvalonBay Communities, Inc.	81,200	13,669,208
Crown Castle International Corp.	591,624	51,063,067
Digital Realty Trust, Inc.	66,040	4,383,735
Federal Realty Investment Trust (SBI)	49,800	7,073,094
General Growth Properties, Inc.	107,200	3,109,872
Iron Mountain, Inc.	163,317	6,001,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lamar Advertising Co. Class A	137,539	$ 7,991,016
Public Storage	21,100	4,161,342
Simon Property Group, Inc.	139,160	26,490,498
SL Green Realty Corp.	19,500	2,475,135
Vornado Realty Trust	115,300	12,687,612
Weyerhaeuser Co.	172,321	6,050,190
		186,159,585
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	279,365	12,850,790
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	89,200	1,642,172
New York Community Bancorp, Inc.	38,200	634,502
People's United Financial, Inc.	17,900	270,827
Radian Group, Inc.	113,300	1,791,273
		4,338,774
TOTAL FINANCIALS		2,113,483,527
HEALTH CARE - 8.4%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	68,200	12,301,234
Amgen, Inc.	556,126	87,712,193
Biogen Idec, Inc. (a)	70,169	28,740,521
Celgene Corp. (a)	257,337	31,274,166
Gilead Sciences, Inc. (a)	888,802	92,017,671
Incyte Corp. (a)	38,100	3,270,885
Intercept Pharmaceuticals, Inc. (a)	13,700	3,032,769
Regeneron Pharmaceuticals, Inc. (a)	12,000	4,966,080
Spark Therapeutics, Inc.	25,605	1,474,592
United Therapeutics Corp. (a)	38,800	6,015,940
Vertex Pharmaceuticals, Inc. (a)	78,000	9,315,540
		280,121,591
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	2,027,431	96,039,406
Baxter International, Inc.	339,375	23,467,781
Becton, Dickinson & Co.	339,859	49,864,112
Intuitive Surgical, Inc. (a)	13,000	6,500,000
Medtronic PLC	2,129,154	165,201,059
St. Jude Medical, Inc.	72,400	4,827,632
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	148,800	$ 14,098,800
Zimmer Holdings, Inc.	31,700	3,816,363
		363,815,153
Health Care Providers & Services - 1.6%
Aetna, Inc.	277,500	27,625,125
Anthem, Inc.	201,600	29,524,320
Cardinal Health, Inc.	44,200	3,889,158
Cigna Corp.	93,500	11,372,405
DaVita HealthCare Partners, Inc. (a)	78,800	5,878,480
Express Scripts Holding Co. (a)	404,841	34,326,468
HCA Holdings, Inc. (a)	397,401	28,430,068
Humana, Inc.	194,630	31,993,279
Laboratory Corp. of America Holdings (a)	10,300	1,267,209
McKesson Corp.	511,287	116,931,337
Quest Diagnostics, Inc.	8,400	589,176
UnitedHealth Group, Inc.	664,850	75,546,906
Universal Health Services, Inc. Class B	18,600	2,108,310
		369,482,241
Health Care Technology - 0.0%
Inovalon Holdings, Inc. Class A	84,017	2,609,568
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	201,600	8,509,536
Thermo Fisher Scientific, Inc.	153,059	19,897,670
		28,407,206
Pharmaceuticals - 3.9%
AbbVie, Inc.	699,228	42,303,294
Actavis PLC (a)	771,944	224,913,604
Allergan, Inc.	492,921	114,722,434
Bristol-Myers Squibb Co.	434,705	26,482,229
Eli Lilly & Co.	320,600	22,496,502
GlaxoSmithKline PLC sponsored ADR	525,900	24,938,178
Johnson & Johnson	1,471,604	150,854,126
Mallinckrodt PLC (a)	26,000	3,034,720
Merck & Co., Inc.	845,800	49,513,132
Mylan N.V. (a)	356,202	20,419,280
Novartis AG sponsored ADR	49,271	5,045,350
Perrigo Co. PLC	27,400	4,232,478
Pfizer, Inc.	3,687,860	126,567,355
Shire PLC sponsored ADR	181,296	43,857,315
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	750,540	$ 42,795,791
Zoetis, Inc. Class A	579,979	26,731,232
		928,907,020
TOTAL HEALTH CARE		1,973,342,779
INDUSTRIALS - 6.5%
Aerospace & Defense - 2.6%
Engility Holdings, Inc.	13,600	490,960
Exelis, Inc.	128,900	3,119,380
General Dynamics Corp.	32,100	4,454,838
Honeywell International, Inc.	329,695	33,886,052
Huntington Ingalls Industries, Inc.	2,800	395,724
L-3 Communications Holdings, Inc.	35,500	4,594,765
Lockheed Martin Corp.	310,647	62,144,932
Northrop Grumman Corp.	690,878	114,485,393
Precision Castparts Corp.	57,067	12,343,592
Raytheon Co.	938,944	102,128,939
Rockwell Collins, Inc.	11,700	1,042,236
Textron, Inc.	382,500	16,948,575
The Boeing Co.	686,888	103,617,055
United Technologies Corp.	1,223,418	149,146,888
Vectrus, Inc. (a)	3,372	107,263
		608,906,592
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	44,400	2,144,520
FedEx Corp.	213,200	37,732,136
United Parcel Service, Inc. Class B	324,808	33,042,718
		72,919,374
Airlines - 0.4%
Alaska Air Group, Inc.	55,400	3,526,210
American Airlines Group, Inc.	352,110	16,866,069
Delta Air Lines, Inc.	1,287,467	57,318,031
United Continental Holdings, Inc. (a)	210,600	13,726,908
		91,437,218
Building Products - 0.0%
Owens Corning	6,900	273,654
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ADT Corp.	9,800	$ 384,356
Deluxe Corp.	27,100	1,803,505
Herman Miller, Inc.	51,800	1,604,246
Pitney Bowes, Inc.	7,700	178,409
R.R. Donnelley & Sons Co.	88,100	1,680,067
Republic Services, Inc.	169,490	6,935,531
The Brink's Co.	38,900	1,094,646
Tyco International Ltd.	855,845	36,133,776
		49,814,536
Construction & Engineering - 0.0%
Tutor Perini Corp. (a)	51,700	1,203,059
Electrical Equipment - 0.2%
Eaton Corp. PLC	27,600	1,959,876
Emerson Electric Co.	486,825	28,196,904
Hubbell, Inc. Class B	88,600	10,082,680
Rockwell Automation, Inc.	7,900	924,616
Sensata Technologies Holding BV (a)	285,000	15,315,900
		56,479,976
Industrial Conglomerates - 1.0%
3M Co.	142,900	24,100,085
Danaher Corp.	421,735	36,809,031
General Electric Co.	6,364,227	165,406,260
Roper Industries, Inc.	33,600	5,630,352
		231,945,728
Machinery - 0.8%
AGCO Corp.	32,500	1,616,550
Caterpillar, Inc.	103,200	8,555,280
Cummins, Inc.	201,175	28,613,120
Deere & Co.	430,590	39,011,454
Dover Corp.	49,400	3,559,270
Flowserve Corp.	580,340	36,056,524
Ingersoll-Rand PLC	108,300	7,276,677
Lincoln Electric Holdings, Inc.	5,000	345,200
Meritor, Inc. (a)	178,700	2,553,623
PACCAR, Inc.	20,600	1,319,430
Pall Corp.	28,500	2,873,085
Parker Hannifin Corp.	237,575	29,148,077
Pentair PLC	89,300	5,935,771
Snap-On, Inc.	5,100	750,873
Stanley Black & Decker, Inc.	58,600	5,762,724
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	37,400	$ 1,588,752
Trinity Industries, Inc.	30,300	1,018,686
		175,985,096
Professional Services - 0.1%
Dun & Bradstreet Corp.	3,400	450,432
Equifax, Inc.	99,900	9,327,663
Manpower, Inc.	4,600	370,116
Nielsen Holdings B.V.	183,860	8,312,311
		18,460,522
Road & Rail - 0.8%
AMERCO	1,100	359,502
Canadian National Railway Co.	133,120	9,195,194
Canadian Pacific Railway Ltd.	31,800	5,955,028
CSX Corp.	832,025	28,546,778
Norfolk Southern Corp.	289,625	31,615,465
Ryder System, Inc.	3,100	291,369
Union Pacific Corp.	995,059	119,665,795
		195,629,131
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	98,900	2,281,623
TAL International Group, Inc.	43,100	1,798,563
W.W. Grainger, Inc.	87,608	20,755,211
		24,835,397
TOTAL INDUSTRIALS		1,527,890,283
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	339,900	4,211,361
Cisco Systems, Inc.	5,340,229	157,590,158
Harris Corp.	44,200	3,433,456
Juniper Networks, Inc.	24,800	592,968
Motorola Solutions, Inc.	113,400	7,704,396
QUALCOMM, Inc.	1,400,725	101,566,570
		275,098,909
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	148,900	8,406,894
Arrow Electronics, Inc. (a)	51,400	3,184,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	18,800	$ 861,228
Corning, Inc.	356,200	8,691,280
Flextronics International Ltd. (a)	364,100	4,434,738
Ingram Micro, Inc. Class A (a)	25,800	637,518
Keysight Technologies, Inc. (a)	100,800	3,784,032
TE Connectivity Ltd.	1,579,107	113,900,988
Tech Data Corp. (a)	38,400	2,284,800
Trimble Navigation Ltd. (a)	118,600	3,100,204
Vishay Intertechnology, Inc.	32,200	458,528
		149,744,954
Internet Software & Services - 2.1%
eBay, Inc. (a)	1,507,465	87,297,298
Facebook, Inc. Class A (a)	1,135,329	89,656,931
Google, Inc.:
Class A (a)	143,258	80,601,249
Class C (a)	293,096	163,664,806
LinkedIn Corp. (a)	9,700	2,591,840
Rackspace Hosting, Inc. (a)	154,100	7,654,147
Twitter, Inc. (a)	110,300	5,303,224
Velti PLC (a)(f)	147,198	2,027
VeriSign, Inc. (a)	115,500	7,394,310
Yahoo!, Inc. (a)	1,130,981	50,079,839
		494,245,671
IT Services - 1.6%
Accenture PLC Class A	383,308	34,509,219
Alliance Data Systems Corp. (a)	8,200	2,283,782
Amdocs Ltd.	365,280	19,177,200
ASAC II LP (a)(f)	241,305	3,711,873
Automatic Data Processing, Inc.	154,300	13,708,012
Cognizant Technology Solutions Corp. Class A (a)	1,068,407	66,759,411
Computer Sciences Corp.	12,800	907,776
Fidelity National Information Services, Inc.	150,000	10,138,500
Fiserv, Inc. (a)	24,600	1,920,522
FleetCor Technologies, Inc. (a)	5,900	905,237
IBM Corp.	293,000	47,448,420
MasterCard, Inc. Class A	797,210	71,852,537
Teradata Corp. (a)	8,900	396,228
The Western Union Co.	163,900	3,199,328
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	348,475	$ 94,544,752
Xerox Corp.	1,084,180	14,799,057
		386,261,854
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	293,300	10,855,033
Applied Materials, Inc.	1,981,311	49,631,841
ASML Holding NV	39,700	4,274,896
Atmel Corp.	376,700	3,141,678
Broadcom Corp. Class A	743,064	33,608,785
Intel Corp.	3,394,680	112,873,110
Lam Research Corp.	283,400	23,369,164
Micron Technology, Inc. (a)	221,300	6,787,271
NVIDIA Corp.	50,100	1,105,206
Skyworks Solutions, Inc.	29,700	2,606,175
Texas Instruments, Inc.	42,000	2,469,600
		250,722,759
Software - 1.5%
Adobe Systems, Inc. (a)	118,500	9,373,350
Autodesk, Inc. (a)	77,200	4,959,328
CA Technologies, Inc.	25,800	839,016
Microsoft Corp.	4,533,151	198,778,671
Oracle Corp.	1,984,563	86,963,551
Red Hat, Inc. (a)	362,155	25,032,154
salesforce.com, Inc. (a)	394,500	27,370,410
Symantec Corp.	170,400	4,287,264
Synopsys, Inc. (a)	26,400	1,225,224
		358,828,968
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	3,319,246	426,390,341
EMC Corp.	3,200,318	92,617,203
First Data Holdings, Inc. Class B (f)	669,601	2,665,012
Hewlett-Packard Co.	1,492,576	52,001,348
NetApp, Inc.	76,500	2,956,725
Samsung Electronics Co. Ltd.	1,732	2,134,504
SanDisk Corp.	46,300	3,700,759
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology LLC	273,500	$ 16,716,320
Western Digital Corp.	477,030	51,032,669
		650,214,881
TOTAL INFORMATION TECHNOLOGY		2,565,117,996
MATERIALS - 3.0%
Chemicals - 1.8%
Airgas, Inc.	97,300	11,405,506
Ashland, Inc.	83,500	10,656,270
Cabot Corp.	50,500	2,278,560
Celanese Corp. Class A	280,500	16,019,355
CF Industries Holdings, Inc.	139,375	42,680,806
E.I. du Pont de Nemours & Co.	302,400	23,541,840
Eastman Chemical Co.	71,200	5,301,552
Ecolab, Inc.	250,927	28,992,106
Huntsman Corp.	103,600	2,326,856
LyondellBasell Industries NV Class A	564,160	48,466,986
Monsanto Co.	322,575	38,847,707
Potash Corp. of Saskatchewan, Inc.	669,661	24,025,515
PPG Industries, Inc.	364,382	85,768,235
Praxair, Inc.	72,500	9,272,750
RPM International, Inc.	162,900	8,234,595
Sherwin-Williams Co.	61,800	17,625,360
Stepan Co.	46,100	1,893,788
Syngenta AG (Switzerland)	22,443	7,930,879
The Dow Chemical Co.	67,400	3,318,776
The Mosaic Co.	555,019	29,560,312
Valspar Corp.	4,800	415,920
		418,563,674
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	410,136	58,374,657
Vulcan Materials Co.	351,260	29,154,580
		87,529,237
Containers & Packaging - 0.6%
Avery Dennison Corp.	82,400	4,412,520
Ball Corp.	83,100	5,959,101
Bemis Co., Inc.	8,900	434,320
Crown Holdings, Inc. (a)	12,600	667,800
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
MeadWestvaco Corp.	10,300	$ 546,518
Packaging Corp. of America	1,094,253	90,669,804
Rock-Tenn Co. Class A	94,200	6,465,888
Sealed Air Corp.	907,739	42,781,739
Sonoco Products Co.	7,900	369,957
		152,307,647
Metals & Mining - 0.1%
Alcoa, Inc.	380,700	5,630,553
Franco-Nevada Corp.	46,600	2,458,792
Freeport-McMoRan, Inc.	599,000	12,956,370
Nucor Corp.	111,900	5,262,657
Steel Dynamics, Inc.	91,000	1,658,020
Teck Resources Ltd. Class B (sub. vtg.)	113,700	1,826,331
		29,792,723
Paper & Forest Products - 0.1%
Domtar Corp.	34,100	1,541,320
International Paper Co.	178,700	10,080,467
Schweitzer-Mauduit International, Inc.	37,500	1,755,750
		13,377,537
TOTAL MATERIALS		701,570,818
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	766,000	26,472,960
CenturyLink, Inc.	33,000	1,249,380
Verizon Communications, Inc.	2,636,306	130,365,332
		158,087,672
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	386,200	12,756,186
TOTAL TELECOMMUNICATION SERVICES		170,843,858
UTILITIES - 0.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	426,000	24,529,080
Duke Energy Corp.	43,700	3,432,635
Edison International	20,100	1,291,425
Entergy Corp.	92,600	7,362,626
Eversource Energy	121,300	6,277,275
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	959,719	$ 32,553,668
FirstEnergy Corp.	791,713	27,694,121
Great Plains Energy, Inc.	8,800	234,168
ITC Holdings Corp.	352,387	13,647,949
OGE Energy Corp.	8,600	279,586
Pinnacle West Capital Corp.	6,400	410,112
		117,712,645
Gas Utilities - 0.0%
Amerigas Partners LP	73,010	3,594,282
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	368,400	8,834,232
The AES Corp.	863,800	11,203,486
		20,037,718
Multi-Utilities - 0.2%
Alliant Energy Corp.	9,600	610,560
Ameren Corp.	21,000	890,610
CMS Energy Corp.	249,300	8,757,909
Consolidated Edison, Inc.	17,000	1,073,380
DTE Energy Co.	10,300	844,909
NiSource, Inc.	376,600	16,159,906
PG&E Corp.	215,700	11,589,561
Public Service Enterprise Group, Inc.	196,700	8,273,202
SCANA Corp.	103,000	5,865,850
		54,065,887
Water Utilities - 0.0%
American Water Works Co., Inc.	12,700	686,816
TOTAL UTILITIES		196,097,348
TOTAL COMMON STOCKS (Cost $10,097,315,668)		12,828,741,163
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $686,000)	$ 686,000	$ 589,034
Equity Funds - 44.1%
	Shares
Domestic Equity Funds - 5.0%
JPMorgan U.S. Equity Fund - Select Class	66,839,555	1,001,256,531
PIMCO StocksPLUS Absolute Return Fund - Institutional Class	16,479,501	163,806,241
TOTAL DOMESTIC EQUITY FUNDS		1,165,062,772
Large Blend Funds - 22.4%
BBH Core Select Fund Class N	24,267,489	553,541,423
FMI Large Cap Fund	50,299,414	1,094,012,255
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	95,285,934	2,890,022,378
Spartan 500 Index Fund Investor Class (d)	9,972,920	745,076,868
TOTAL LARGE BLEND FUNDS		5,282,652,924
Large Growth Funds - 1.0%
Fidelity Advisor New Insights Fund Institutional Class (d)	8,076,405	224,927,884
iShares Russell 1000 Growth Index ETF	5,000	502,100
TOTAL LARGE GROWTH FUNDS		225,429,984
Mid-Cap Blend Funds - 3.4%
Putnam Equity Spectrum Fund Class A	18,674,678	809,920,765
Sector Funds - 12.3%
Fidelity Advisor Materials Fund Institutional Class	1,146,415	92,401,018
Fidelity Advisor Technology Fund Institutional Class (d)	14,156,609	546,869,789
Fidelity Consumer Discretionary Portfolio (d)	10,234,887	360,575,062
Fidelity Consumer Staples Portfolio (d)	2,814,790	287,221,184
Fidelity Energy Portfolio (d)	4,928,527	224,937,959
Fidelity Financial Services Portfolio (d)	5,147,086	457,267,149
Fidelity Health Care Portfolio (d)	1,885,591	445,829,056
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Industrials Portfolio (d)	8,983,520	$ 293,671,281
Fidelity Telecommunications Portfolio (d)	1,066,750	67,781,324
Fidelity Utilities Portfolio (d)	1,108,969	80,788,403
Health Care Select Sector SPDR ETF	733,789	52,979,566
TOTAL SECTOR FUNDS		2,910,321,791
TOTAL EQUITY FUNDS (Cost $8,754,794,732)		10,393,388,236
U.S. Treasury Obligations - 0.0%
	Principal Amount

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 3/5/15 to 5/28/15 (e) (Cost $7,079,835)	$ 7,080,000	7,079,920
Money Market Funds - 1.7%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	391,707,389	391,707,389
Fidelity Cash Central Fund, 0.13% (b)	300,720	300,720
TOTAL MONEY MARKET FUNDS (Cost $392,008,109)		392,008,109
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $19,251,884,344)		23,621,806,462
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(35,643,520)
NET ASSETS - 100%		$ 23,586,162,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,204 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 126,588,560	$ 6,711,197
The face value of futures purchased as a percentage of net assets is 0.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,879,949.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,378,912 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
First Data Holdings, Inc. Class B	6/26/14	$ 2,678,404
Velti PLC	4/19/13	$ 220,797
(g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,642
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Institutional Class	$ -	$ 97,239,424	$ -	$ 603,236	$ 92,401,018
Fidelity Advisor New Insights Fund Institutional Class	459,828,323	-	233,000,000	1,054,423	224,927,884
Fidelity Advisor Technology Fund Institutional Class	-	537,448,455	-	1,018,663	546,869,789
Fidelity Consumer Discretionary Portfolio	-	316,476,835	-	952,445	360,575,062
Fidelity Consumer Staples Portfolio	-	255,365,696	-	3,529,297	287,221,184
Fidelity Energy Portfolio	-	287,824,291	-	1,780,357	224,937,959
Fidelity Financial Services Portfolio	-	426,616,846	-	3,996,752	457,267,149
Fidelity Health Care Portfolio	-	389,002,213	-	-	445,829,056
Fidelity Industrials Portfolio	-	279,610,307	-	1,543,710	293,671,281
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Mega Cap Stock Fund	$ -	$ 706,837,602	$ 714,361,465	$ 4,542,867	$ -
Fidelity Telecommuni- cations Portfolio	-	64,728,374	-	987,374	67,781,324
Fidelity Utilities Portfolio	-	80,093,403	-	911,077	80,788,403
Spartan 500 Index Fund Investor Class	-	913,243,775	243,282,214	5,966,416	745,076,868
Total	$ 459,828,323	$ 4,354,487,221	$ 1,190,643,679	$ 26,886,617	$ 3,827,346,977
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,705,485,563	$ 1,705,485,563	$ -	$ -
Consumer Staples	1,038,315,580	1,016,139,748	22,175,832	-
Energy	836,593,411	818,265,159	18,328,252	-
Financials	2,113,483,527	2,113,483,527	-	-
Health Care	1,973,342,779	1,952,923,499	20,419,280	-
Industrials	1,527,890,283	1,527,890,283	-	-
Information Technology	2,565,117,996	2,558,739,084	2,027	6,376,885
Materials	701,570,818	693,639,939	7,930,879	-
Telecommunication Services	170,843,858	170,843,858	-	-
Utilities	196,097,348	196,097,348	-	-
Corporate Bonds	589,034	-	589,034	-
Equity Funds	10,393,388,236	10,393,388,236	-	-
U.S. Treasury Obligations	7,079,920	-	7,079,920	-
Money Market Funds	392,008,109	392,008,109	-	-
Total Investments in Securities:	$ 23,621,806,462	$ 23,538,904,353	$ 76,525,224	$ 6,376,885
Derivative Instruments:
Assets
Futures Contracts	$ 6,711,197	$ 6,711,197	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $19,300,149,666. Net unrealized appreciation aggregated $4,321,656,796, of which $4,539,210,341 related to appreciated investment securities and $217,553,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

February 28, 2015

1.931547.103

MMC-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
BorgWarner, Inc.	1,021	$ 62,751
Delphi Automotive PLC	1,772	139,704
Johnson Controls, Inc.	1,840	93,490
		295,945
Automobiles - 0.2%
General Motors Co.	1,647	61,450
Harley-Davidson, Inc.	1,040	66,113
		127,563
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	570	25,074
Chipotle Mexican Grill, Inc. (a)	40	26,599
Dunkin' Brands Group, Inc.	408	19,119
Hilton Worldwide Holdings, Inc. (a)	1,300	36,751
Las Vegas Sands Corp.	322	18,322
McDonald's Corp.	760	75,164
MGM Mirage, Inc. (a)	1,410	30,639
Norwegian Cruise Line Holdings Ltd. (a)	560	27,619
Royal Caribbean Cruises Ltd.	1,712	130,831
Shake Shack, Inc. Class A	58	2,503
Starbucks Corp.	1,410	131,814
Starwood Hotels & Resorts Worldwide, Inc.	650	52,215
Wyndham Worldwide Corp.	2,172	198,695
Wynn Resorts Ltd.	310	44,175
Yum! Brands, Inc.	1,000	81,110
		900,630
Household Durables - 0.4%
Lennar Corp. Class A	2,658	133,458
Mohawk Industries, Inc. (a)	288	53,093
Toll Brothers, Inc. (a)	1,158	44,363
		230,914
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	670	254,707
Netflix, Inc. (a)	230	109,229
Priceline Group, Inc. (a)	263	325,457
		689,393
Leisure Products - 0.3%
Mattel, Inc.	6,515	171,475
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 5.0%
Comcast Corp.:
Class A	10,131	$ 601,579
Class A (special) (non-vtg.)	2,538	149,602
DIRECTV (a)	638	56,527
Discovery Communications, Inc. Class A (a)	2,653	85,692
News Corp. Class A (a)	2,940	50,789
The Madison Square Garden Co. Class A (a)	1,269	99,426
The Walt Disney Co.	5,625	585,450
Time Warner Cable, Inc.	530	81,647
Time Warner, Inc.	12,456	1,019,648
Time, Inc.	2,307	54,676
Twenty-First Century Fox, Inc. Class A	7,620	266,700
Viacom, Inc. Class B (non-vtg.)	1,258	87,985
		3,139,721
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,813	204,280
Dollar Tree, Inc. (a)	595	47,410
Kohl's Corp.	510	37,638
Target Corp.	2,310	177,477
		466,805
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,656	163,344
AutoZone, Inc. (a)	192	123,395
Bed Bath & Beyond, Inc. (a)	2,273	169,702
CarMax, Inc. (a)	1,590	106,705
Gap, Inc.	3,425	142,480
Home Depot, Inc.	5,443	624,584
L Brands, Inc.	730	67,058
Lowe's Companies, Inc.	4,630	343,037
Ross Stores, Inc.	780	82,532
TJX Companies, Inc.	1,260	86,486
Tractor Supply Co.	100	8,812
		1,918,135
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	470	20,469
Hanesbrands, Inc.	280	35,711
NIKE, Inc. Class B	1,220	118,486
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	171	$ 18,217
Under Armour, Inc. Class A (sub. vtg.) (a)	300	23,103
		215,986
TOTAL CONSUMER DISCRETIONARY		8,156,567
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	6,371	294,340
Diageo PLC	3,043	90,831
Dr. Pepper Snapple Group, Inc.	760	59,880
Monster Beverage Corp. (a)	170	23,990
PepsiCo, Inc.	4,146	410,371
SABMiller PLC	433	24,567
The Coca-Cola Co.	6,293	272,487
		1,176,466
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	830	121,977
CVS Health Corp.	6,659	691,670
Kroger Co.	3,887	276,560
Rite Aid Corp. (a)	5,700	45,486
Sysco Corp.	3,840	149,722
Wal-Mart Stores, Inc.	2,760	231,647
Walgreens Boots Alliance, Inc.	1,624	134,922
Whole Foods Market, Inc.	1,140	64,399
		1,716,383
Food Products - 0.8%
Archer Daniels Midland Co.	760	36,389
Bunge Ltd.	490	40,072
ConAgra Foods, Inc.	1,780	62,264
Kellogg Co.	1,059	68,284
Keurig Green Mountain, Inc.	100	12,758
Kraft Foods Group, Inc.	390	24,983
Mondelez International, Inc.	7,769	286,948
		531,698
Household Products - 1.2%
Colgate-Palmolive Co.	420	29,744
Energizer Holdings, Inc.	500	66,915
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Henkel AG & Co. KGaA	874	$ 91,946
Procter & Gamble Co.	6,800	578,884
		767,489
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	533	44,063
Tobacco - 0.9%
Altria Group, Inc.	1,920	108,077
British American Tobacco PLC sponsored ADR	705	82,111
Philip Morris International, Inc.	4,425	367,098
Reynolds American, Inc.	366	27,677
		584,963
TOTAL CONSUMER STAPLES		4,821,062
ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	3,325	81,363
Halliburton Co.	1,689	72,526
National Oilwell Varco, Inc.	2,273	123,538
Schlumberger Ltd.	1,480	124,557
		401,984
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	2,448	206,195
Apache Corp.	2,243	147,679
BG Group PLC	4,211	61,997
Canadian Natural Resources Ltd.	1,380	40,138
Chevron Corp.	4,633	494,248
Cimarex Energy Co.	260	28,517
Concho Resources, Inc. (a)	130	14,160
ConocoPhillips Co.	390	25,428
CONSOL Energy, Inc.	400	12,880
Continental Resources, Inc. (a)	290	12,902
Devon Energy Corp.	560	34,490
EOG Resources, Inc.	1,476	132,427
EQT Corp.	460	36,713
Exxon Mobil Corp.	6,340	561,344
Hess Corp.	780	58,562
Imperial Oil Ltd.	1,000	38,589
Kinder Morgan, Inc.	521	21,366
Marathon Petroleum Corp.	1,992	209,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	1,512	$ 71,412
Occidental Petroleum Corp.	2,534	197,348
Phillips 66 Co.	5,241	411,209
Pioneer Natural Resources Co.	358	54,602
Range Resources Corp.	560	27,742
Royal Dutch Shell PLC Class A sponsored ADR	1,905	124,530
Spectra Energy Corp.	1,640	58,204
Suncor Energy, Inc.	3,364	100,993
The Williams Companies, Inc.	812	39,820
WPX Energy, Inc. (a)	1,736	18,714
		3,241,369
TOTAL ENERGY		3,643,353
FINANCIALS - 14.2%
Banks - 6.2%
Bank of America Corp.	27,235	430,585
CIT Group, Inc.	280	12,950
Citigroup, Inc.	18,519	970,766
Comerica, Inc.	1,140	52,189
JPMorgan Chase & Co.	15,576	954,497
M&T Bank Corp.	840	101,640
PNC Financial Services Group, Inc.	425	39,083
Standard Chartered PLC (United Kingdom)	2,176	33,292
U.S. Bancorp	11,803	526,532
Wells Fargo & Co.	14,585	799,112
		3,920,646
Capital Markets - 2.2%
Ameriprise Financial, Inc.	570	76,169
Bank of New York Mellon Corp.	2,252	88,143
BlackRock, Inc. Class A	234	86,912
Charles Schwab Corp.	1,403	41,164
E*TRADE Financial Corp. (a)	1,620	42,177
Goldman Sachs Group, Inc.	2,208	419,056
LPL Financial	600	26,916
Morgan Stanley	6,054	216,673
Northern Trust Corp.	1,180	82,399
Och-Ziff Capital Management Group LLC Class A	1,300	16,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	3,400	$ 253,130
TD Ameritrade Holding Corp.	1,090	39,534
		1,388,289
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	1,240	25,767
American Express Co.	260	21,213
Capital One Financial Corp.	4,061	319,641
Discover Financial Services	2,491	151,901
		518,522
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	2,237	329,756
CME Group, Inc.	1,435	137,660
IntercontinentalExchange Group, Inc.	406	95,556
McGraw Hill Financial, Inc.	2,916	300,640
		863,612
Insurance - 1.8%
ACE Ltd.	1,400	159,614
American International Group, Inc.	2,148	118,849
CNA Financial Corp.	1,380	57,725
FNF Group	860	31,579
Genworth Financial, Inc. Class A (a)	3,224	24,986
Lincoln National Corp.	1,450	83,578
Loews Corp.	400	16,404
Marsh & McLennan Companies, Inc.	3,185	181,195
MetLife, Inc.	3,603	183,140
Unum Group	4,105	137,764
XL Group PLC Class A	4,131	149,542
		1,144,376
Real Estate Investment Trusts - 1.7%
American Tower Corp.	2,178	215,927
AvalonBay Communities, Inc.	520	87,537
Crown Castle International Corp.	2,948	254,442
Digital Realty Trust, Inc.	325	21,574
Federal Realty Investment Trust (SBI)	312	44,313
General Growth Properties, Inc.	600	17,406
Iron Mountain, Inc.	1,007	37,007
Lamar Advertising Co. Class A	777	45,144
Public Storage	160	31,555
Simon Property Group, Inc.	853	162,377
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	150	$ 19,040
Vornado Realty Trust	699	76,918
Weyerhaeuser Co.	1,100	38,621
		1,051,861
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,311	60,306
TOTAL FINANCIALS		8,947,612
HEALTH CARE - 15.1%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	420	75,755
Amgen, Inc.	2,107	332,316
Biogen Idec, Inc. (a)	401	164,246
Celgene Corp. (a)	1,313	159,569
Gilead Sciences, Inc. (a)	4,020	416,191
Incyte Corp. (a)	240	20,604
Intercept Pharmaceuticals, Inc. (a)	100	22,137
Regeneron Pharmaceuticals, Inc. (a)	80	33,107
Spark Therapeutics, Inc.	120	6,911
United Therapeutics Corp. (a)	100	15,505
Vertex Pharmaceuticals, Inc. (a)	490	58,521
		1,304,862
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	11,181	529,644
Baxter International, Inc.	1,175	81,251
Becton, Dickinson & Co.	2,002	293,733
Intuitive Surgical, Inc. (a)	80	40,000
Medtronic PLC	10,569	820,049
St. Jude Medical, Inc.	270	18,004
Stryker Corp.	920	87,170
		1,869,851
Health Care Providers & Services - 2.5%
Aetna, Inc.	880	87,604
Anthem, Inc.	670	98,122
Cardinal Health, Inc.	190	16,718
DaVita HealthCare Partners, Inc. (a)	500	37,300
Express Scripts Holding Co. (a)	1,664	141,091
HCA Holdings, Inc. (a)	1,736	124,193
Humana, Inc.	1,074	176,544
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	2,344	$ 536,073
UnitedHealth Group, Inc.	3,081	350,094
Universal Health Services, Inc. Class B	120	13,602
		1,581,341
Health Care Technology - 0.0%
Inovalon Holdings, Inc. Class A	394	12,238
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,510	63,737
Thermo Fisher Scientific, Inc.	805	104,650
		168,387
Pharmaceuticals - 7.3%
AbbVie, Inc.	3,413	206,487
Actavis PLC (a)	3,905	1,137,761
Allergan, Inc.	2,884	671,222
Bristol-Myers Squibb Co.	2,440	148,645
Eli Lilly & Co.	2,020	141,743
GlaxoSmithKline PLC sponsored ADR	1,783	84,550
Johnson & Johnson	6,864	703,629
Mallinckrodt PLC (a)	200	23,344
Merck & Co., Inc.	3,690	216,013
Mylan N.V. (a)	2,014	115,453
Novartis AG sponsored ADR	164	16,794
Perrigo Co. PLC	170	26,260
Pfizer, Inc.	15,447	530,141
Shire PLC sponsored ADR	1,053	254,731
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,598	205,158
Zoetis, Inc. Class A	3,216	148,225
		4,630,156
TOTAL HEALTH CARE		9,566,835
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.5%
Honeywell International, Inc.	1,600	164,448
Lockheed Martin Corp.	1,299	259,865
Northrop Grumman Corp.	3,179	526,792
Precision Castparts Corp.	360	77,868
Raytheon Co.	4,896	532,538
Textron, Inc.	2,310	102,356
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	3,374	$ 508,968
United Technologies Corp.	5,644	688,060
		2,860,895
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	300	14,490
FedEx Corp.	1,111	196,625
United Parcel Service, Inc. Class B	1,294	131,639
		342,754
Airlines - 0.7%
American Airlines Group, Inc.	2,220	106,338
Delta Air Lines, Inc.	6,001	267,165
United Continental Holdings, Inc. (a)	1,330	86,689
		460,192
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	834	34,127
Tyco International Ltd.	4,888	206,371
		240,498
Electrical Equipment - 0.5%
Emerson Electric Co.	2,700	156,384
Hubbell, Inc. Class B	600	68,280
Sensata Technologies Holding BV (a)	1,750	94,045
		318,709
Industrial Conglomerates - 1.7%
3M Co.	885	149,255
Danaher Corp.	2,422	211,392
General Electric Co.	26,533	689,593
Roper Industries, Inc.	210	35,190
		1,085,430
Machinery - 1.4%
Caterpillar, Inc.	380	31,502
Cummins, Inc.	1,170	166,409
Deere & Co.	1,335	120,951
Dover Corp.	310	22,336
Flowserve Corp.	3,481	216,275
Ingersoll-Rand PLC	580	38,970
Pall Corp.	180	18,146
Parker Hannifin Corp.	1,405	172,379
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pentair PLC	560	$ 37,223
Stanley Black & Decker, Inc.	280	27,535
		851,726
Professional Services - 0.2%
Equifax, Inc.	630	58,823
Nielsen Holdings B.V.	905	40,915
		99,738
Road & Rail - 1.5%
Canadian National Railway Co.	655	45,244
Canadian Pacific Railway Ltd.	200	37,453
CSX Corp.	2,661	91,299
Norfolk Southern Corp.	1,393	152,060
Union Pacific Corp.	4,874	586,147
		912,203
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	550	130,301
TOTAL INDUSTRIALS		7,302,446
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	23,285	687,140
Motorola Solutions, Inc.	730	49,596
QUALCOMM, Inc.	7,529	545,928
		1,282,664
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	940	53,072
Keysight Technologies, Inc. (a)	755	28,343
TE Connectivity Ltd.	8,526	614,980
Trimble Navigation Ltd. (a)	730	19,082
		715,477
Internet Software & Services - 3.9%
eBay, Inc. (a)	7,570	438,379
Facebook, Inc. Class A (a)	6,149	485,587
Google, Inc.:
Class A (a)	675	379,775
Class C (a)	1,397	780,085
LinkedIn Corp. (a)	100	26,720
Rackspace Hosting, Inc. (a)	970	48,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Twitter, Inc. (a)	352	$ 16,924
Velti PLC (a)(d)	976	13
VeriSign, Inc. (a)	730	46,735
Yahoo!, Inc. (a)	5,574	246,817
		2,469,215
IT Services - 2.9%
Accenture PLC Class A	2,032	182,941
Amdocs Ltd.	1,359	71,348
ASAC II LP (a)(d)	1,527	23,489
Automatic Data Processing, Inc.	950	84,398
Cognizant Technology Solutions Corp. Class A (a)	4,827	301,615
Fidelity National Information Services, Inc.	920	62,183
IBM Corp.	1,301	210,684
MasterCard, Inc. Class A	3,927	353,941
Visa, Inc. Class A	1,732	469,909
Xerox Corp.	3,235	44,158
		1,804,666
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	1,780	65,878
Applied Materials, Inc.	10,904	273,145
ASML Holding NV	250	26,920
Atmel Corp.	2,220	18,515
Broadcom Corp. Class A	3,632	164,275
Intel Corp.	14,384	478,268
Lam Research Corp.	1,560	128,638
Micron Technology, Inc. (a)	1,230	37,724
		1,193,363
Software - 2.6%
Adobe Systems, Inc. (a)	397	31,403
Autodesk, Inc. (a)	490	31,478
Microsoft Corp.	20,774	910,940
Oracle Corp.	8,542	374,310
Red Hat, Inc. (a)	2,230	154,138
salesforce.com, Inc. (a)	2,171	150,624
		1,652,893
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	14,558	1,870,113
EMC Corp.	15,090	436,705
First Data Holdings, Inc. Class B (d)	3,850	15,323
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	5,198	$ 181,098
Samsung Electronics Co. Ltd.	6	7,394
SanDisk Corp.	289	23,100
Seagate Technology LLC	1,240	75,789
Western Digital Corp.	2,329	249,156
		2,858,678
TOTAL INFORMATION TECHNOLOGY		11,976,956
MATERIALS - 5.6%
Chemicals - 3.3%
Airgas, Inc.	660	77,365
Ashland, Inc.	520	66,362
Celanese Corp. Class A	1,260	71,959
CF Industries Holdings, Inc.	699	214,055
E.I. du Pont de Nemours & Co.	1,055	82,132
Ecolab, Inc.	1,402	161,987
LyondellBasell Industries NV Class A	2,713	233,074
Monsanto Co.	1,469	176,912
Potash Corp. of Saskatchewan, Inc.	3,750	134,539
PPG Industries, Inc.	2,040	480,175
Praxair, Inc.	450	57,555
RPM International, Inc.	1,030	52,067
Sherwin-Williams Co.	390	111,228
Syngenta AG (Switzerland)	74	26,150
The Mosaic Co.	3,024	161,058
		2,106,618
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,404	342,161
Vulcan Materials Co.	1,961	162,763
		504,924
Containers & Packaging - 1.2%
Ball Corp.	490	35,138
Packaging Corp. of America	6,153	509,838
Sealed Air Corp.	4,263	200,915
		745,891
Metals & Mining - 0.2%
Alcoa, Inc.	2,400	35,496
Franco-Nevada Corp.	300	15,829
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc.	2,037	$ 44,060
Nucor Corp.	770	36,213
Teck Resources Ltd. Class B (sub. vtg.)	592	9,509
		141,107
Paper & Forest Products - 0.1%
International Paper Co.	970	54,718
TOTAL MATERIALS		3,553,258
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	3,530	121,997
Verizon Communications, Inc.	11,430	565,214
		687,211
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,430	80,263
TOTAL TELECOMMUNICATION SERVICES		767,474
UTILITIES - 1.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	1,740	100,189
Eversource Energy	620	32,085
Exelon Corp.	3,978	134,934
FirstEnergy Corp.	3,500	122,430
ITC Holdings Corp.	1,972	76,376
		466,014
Gas Utilities - 0.0%
Amerigas Partners LP	359	17,674
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	2,320	55,634
The AES Corp.	5,030	65,239
		120,873
Multi-Utilities - 0.4%
CMS Energy Corp.	1,573	55,259
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	2,370	$ 101,697
PG&E Corp.	1,360	73,073
		230,029
TOTAL UTILITIES		834,590
TOTAL COMMON STOCKS (Cost $43,721,206)		59,570,153
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,293
Equity Funds - 0.4%
	Shares
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF (Cost $212,362)	3,445	248,729
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 3/19/15 to 5/14/15 (c) (Cost $99,997)	$ 100,000	99,998
Money Market Funds - 5.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,626,454)	3,626,454	$ 3,626,454
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $47,665,019)		63,549,627
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(330,027)
NET ASSETS - 100%		$ 63,219,600
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 2,102,800	$ 61,318

The face value of futures purchased as a percentage of net assets is 3.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,998.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,825 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,156,567	$ 8,156,567	$ -	$ -
Consumer Staples	4,821,062	4,730,231	90,831	-
Energy	3,643,353	3,581,356	61,997	-
Financials	8,947,612	8,947,612	-	-
Health Care	9,566,835	9,451,382	115,453	-
Industrials	7,302,446	7,302,446	-	-
Information Technology	11,976,956	11,938,131	13	38,812
Materials	3,553,258	3,527,108	26,150	-
Telecommunication Services	767,474	767,474	-	-
Utilities	834,590	834,590	-	-
Corporate Bonds	4,293	-	4,293	-
Equity Funds	248,729	248,729	-	-
U.S. Treasury Obligations	99,998	-	99,998	-
Money Market Funds	3,626,454	3,626,454	-	-
Total Investments in Securities:	$ 63,549,627	$ 63,112,080	$ 398,735	$ 38,812
Derivative Instruments:
Assets
Futures Contracts	$ 61,318	$ 61,318	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $47,907,789. Net unrealized appreciation aggregated $15,641,838, of which $16,262,483 related to appreciated investment securities and $620,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2015

1.907408.104

SGF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.6%
Lear Corp.	409,017	$ 44,550,132
TRW Automotive Holdings Corp. (a)	356,190	37,129,246
		81,679,378
Automobiles - 0.7%
General Motors Co.	508,900	18,987,059
Harley-Davidson, Inc.	725,350	46,110,500
Tesla Motors, Inc. (a)	107,882	21,936,726
		87,034,285
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	186,198	11,071,333
Carnival Corp. unit	331,066	14,563,593
Chipotle Mexican Grill, Inc. (a)	4,832	3,213,135
Dunkin' Brands Group, Inc.	344,394	16,138,303
Hilton Worldwide Holdings, Inc. (a)	2,132,850	60,295,670
Las Vegas Sands Corp.	310,950	17,693,055
McDonald's Corp.	370,330	36,625,637
Panera Bread Co. Class A (a)	87,976	14,201,966
Royal Caribbean Cruises Ltd.	346,428	26,474,028
Starbucks Corp.	216,050	20,197,434
Wyndham Worldwide Corp.	273,600	25,028,928
Wynn Resorts Ltd.	91,823	13,084,778
Yum! Brands, Inc.	484,188	39,272,489
		297,860,349
Household Durables - 0.9%
Harman International Industries, Inc.	479,800	66,207,602
Mohawk Industries, Inc. (a)	72,322	13,332,561
PulteGroup, Inc.	653,842	14,750,676
Whirlpool Corp.	94,000	19,923,300
		114,214,139
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	294,388	111,914,542
Ctrip.com International Ltd. sponsored ADR (a)	72,608	3,294,225
Expedia, Inc.	161,890	14,853,408
Groupon, Inc. Class A (a)	545,154	4,459,360
Priceline Group, Inc. (a)	50,828	62,898,633
TripAdvisor, Inc. (a)	91,462	8,162,984
Vipshop Holdings Ltd. ADR (a)	131,869	3,224,197
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Zalando SE (a)	138,890	$ 3,626,839
zulily, Inc. Class A (a)	236,008	3,306,472
		215,740,660
Media - 2.7%
CBS Corp. Class B	342,500	20,241,750
Charter Communications, Inc. Class A (a)	121,029	21,857,837
Comcast Corp. Class A	2,236,173	132,783,953
DIRECTV (a)	164,000	14,530,400
Legend Pictures LLC (a)(e)(f)	2,783	6,579,652
Omnicom Group, Inc.	420,100	33,414,754
The Walt Disney Co.	227,100	23,636,568
Time Warner Cable, Inc.	176,809	27,237,426
Time Warner, Inc.	226,500	18,541,290
Viacom, Inc. Class B (non-vtg.)	708,230	49,533,606
		348,357,236
Multiline Retail - 0.4%
Kohl's Corp.	140,983	10,404,545
Macy's, Inc.	764,701	48,726,748
		59,131,293
Specialty Retail - 4.7%
AutoZone, Inc. (a)	92,082	59,179,260
Bed Bath & Beyond, Inc. (a)	370,546	27,664,964
Best Buy Co., Inc.	592,631	22,579,241
Foot Locker, Inc.	333,800	18,749,546
Home Depot, Inc.	2,034,320	233,438,220
L Brands, Inc.	332,000	30,497,520
Lowe's Companies, Inc.	694,682	51,468,989
O'Reilly Automotive, Inc. (a)	182,900	38,066,977
Ross Stores, Inc.	312,760	33,093,136
TJX Companies, Inc.	872,980	59,921,347
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	252,550	35,548,938
		610,208,138
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	281,200	35,864,248
lululemon athletica, Inc. (a)	148,066	10,133,637
Michael Kors Holdings Ltd. (a)	222,402	14,992,119
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	855,104	$ 83,047,700
Under Armour, Inc. Class A (sub. vtg.) (a)	275,931	21,249,446
		165,287,150
TOTAL CONSUMER DISCRETIONARY		1,979,512,628
CONSUMER STAPLES - 7.4%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	478,950	60,663,807
Molson Coors Brewing Co. Class B	374,700	28,435,983
Monster Beverage Corp. (a)	244,547	34,510,473
PepsiCo, Inc.	1,287,226	127,409,629
SABMiller PLC sponsored ADR	265,288	15,033,871
The Coca-Cola Co.	756,210	32,743,893
		298,797,656
Food & Staples Retailing - 1.8%
CVS Health Corp.	1,387,178	144,086,179
Kroger Co.	917,196	65,258,495
Rite Aid Corp. (a)	2,784,300	22,218,714
		231,563,388
Food Products - 2.0%
Archer Daniels Midland Co.	881,909	42,225,803
Danone SA sponsored ADR	1,445,188	20,102,565
General Mills, Inc.	475,008	25,550,680
Kellogg Co.	461,550	29,760,744
Keurig Green Mountain, Inc.	139,254	17,766,025
Kraft Foods Group, Inc.	240,023	15,375,873
Mead Johnson Nutrition Co. Class A	235,769	24,699,160
Mondelez International, Inc.	1,265,208	46,730,457
Tyson Foods, Inc. Class A	871,257	35,991,627
		258,202,934
Household Products - 0.3%
Colgate-Palmolive Co.	337,892	23,929,511
Procter & Gamble Co.	191,449	16,298,053
		40,227,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Lorillard, Inc.	227,004	$ 15,531,614
Philip Morris International, Inc.	1,484,377	123,143,916
		138,675,530
TOTAL CONSUMER STAPLES		967,467,072
ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	589,546	27,755,826
Halliburton Co.	508,000	21,813,520
Schlumberger Ltd.	521,398	43,880,856
		93,450,202
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.	489,180	32,207,611
Cabot Oil & Gas Corp.	541,527	15,704,283
EOG Resources, Inc.	544,637	48,864,832
Marathon Petroleum Corp.	431,932	45,352,860
Occidental Petroleum Corp.	341,150	26,568,762
Tesoro Corp.	208,300	19,130,272
Valero Energy Corp.	196,500	12,122,085
		199,950,705
TOTAL ENERGY		293,400,907
FINANCIALS - 3.4%
Banks - 0.5%
JPMorgan Chase & Co.	1,074,380	65,838,006
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	58,700	11,140,673
Greenhill & Co., Inc.	67,861	2,626,899
SEI Investments Co.	365,439	15,728,495
		29,496,067
Consumer Finance - 1.0%
American Express Co.	81,271	6,630,901
Capital One Financial Corp.	1,004,770	79,085,447
Discover Financial Services	701,914	42,802,716
		128,519,064
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	200,868	$ 20,709,491
MSCI, Inc. Class A	330,031	18,518,039
		39,227,530
Insurance - 0.7%
Allstate Corp.	366,300	25,860,780
Everest Re Group Ltd.	106,090	18,823,549
FNF Group	436,453	16,026,554
MetLife, Inc.	185,868	9,447,670
Prudential Financial, Inc.	281,091	22,726,207
		92,884,760
Real Estate Investment Trusts - 0.7%
American Tower Corp.	618,783	61,346,147
Iron Mountain, Inc.	564,234	20,735,600
		82,081,747
TOTAL FINANCIALS		438,047,174
HEALTH CARE - 14.5%
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)	254,996	45,993,629
Alnylam Pharmaceuticals, Inc. (a)	37,157	3,772,550
Amgen, Inc.	516,334	81,436,198
Biogen Idec, Inc. (a)	382,435	156,641,552
BioMarin Pharmaceutical, Inc. (a)	323,070	34,591,105
Celgene Corp. (a)	1,153,697	140,208,796
Gilead Sciences, Inc. (a)	2,660,989	275,492,191
Intercept Pharmaceuticals, Inc. (a)	4,414	977,127
Ironwood Pharmaceuticals, Inc. Class A (a)	319,181	4,931,346
Pharmacyclics, Inc. (a)	16,784	3,624,169
Seattle Genetics, Inc. (a)	46,993	1,703,496
		749,372,159
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	349,030	24,135,425
Edwards Lifesciences Corp. (a)	95,962	12,764,865
Intuitive Surgical, Inc. (a)	59,637	29,818,500
Medtronic PLC	579,260	44,944,783
St. Jude Medical, Inc.	159,100	10,608,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	155,198	$ 14,428,758
Zimmer Holdings, Inc.	76,956	9,264,733
		145,965,852
Health Care Providers & Services - 2.7%
Aetna, Inc.	285,400	28,411,570
Cardinal Health, Inc.	238,600	20,994,414
Centene Corp. (a)	278,904	17,141,440
Cigna Corp.	187,800	22,842,114
Express Scripts Holding Co. (a)	761,783	64,591,581
HCA Holdings, Inc. (a)	1,325,497	94,826,055
Laboratory Corp. of America Holdings (a)	91,900	11,306,457
McKesson Corp.	334,560	76,513,872
UnitedHealth Group, Inc.	141,700	16,101,371
		352,728,874
Health Care Technology - 0.2%
athenahealth, Inc. (a)	160,015	20,333,106
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	654,370	27,620,958
Illumina, Inc. (a)	329,765	64,455,867
Thermo Fisher Scientific, Inc.	349,225	45,399,250
		137,476,075
Pharmaceuticals - 3.7%
AbbVie, Inc.	554,600	33,553,300
Actavis PLC (a)	309,797	90,262,454
Allergan, Inc.	264,350	61,524,819
Bristol-Myers Squibb Co.	1,413,579	86,115,233
Endo Health Solutions, Inc. (a)	251,866	21,559,730
Johnson & Johnson	112,600	11,542,626
Merck & Co., Inc.	1,292,255	75,648,608
Novartis AG sponsored ADR	166,584	17,058,202
Novo Nordisk A/S Series B sponsored ADR	346,522	16,546,426
Pfizer, Inc.	628,492	21,569,845
Shire PLC sponsored ADR	158,150	38,258,067
Zoetis, Inc. Class A	360,072	16,595,718
		490,235,028
TOTAL HEALTH CARE		1,896,111,094
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.7%
General Dynamics Corp.	105,492	$ 14,640,180
Honeywell International, Inc.	405,510	41,678,318
L-3 Communications Holdings, Inc.	125,500	16,243,465
Lockheed Martin Corp.	60,484	12,099,824
Northrop Grumman Corp.	223,700	37,069,327
Precision Castparts Corp.	159,207	34,436,474
Textron, Inc.	472,952	20,956,503
The Boeing Co.	436,850	65,898,823
TransDigm Group, Inc.	36,201	7,850,549
Triumph Group, Inc.	196,290	11,736,179
United Technologies Corp.	760,115	92,665,620
		355,275,262
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	342,908	16,562,456
FedEx Corp.	190,040	33,633,279
United Parcel Service, Inc. Class B	725,361	73,790,975
		123,986,710
Airlines - 0.7%
Copa Holdings SA Class A	301,760	34,364,429
Delta Air Lines, Inc.	1,066,870	47,497,052
United Continental Holdings, Inc. (a)	226,428	14,758,577
		96,620,058
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	52,851	7,133,299
Electrical Equipment - 0.0%
SolarCity Corp. (a)	64,499	3,312,669
Industrial Conglomerates - 0.3%
Danaher Corp.	233,999	20,423,433
Roper Industries, Inc.	97,424	16,325,340
		36,748,773
Machinery - 0.5%
Caterpillar, Inc.	157,010	13,016,129
Colfax Corp. (a)	137,662	7,252,034
Cummins, Inc.	174,848	24,868,631
Trinity Industries, Inc.	425,100	14,291,862
		59,428,656
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.2%
IHS, Inc. Class A (a)	122,761	$ 14,428,100
Verisk Analytics, Inc. (a)	248,350	17,834,014
		32,262,114
Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	348,050	65,177,590
Kansas City Southern	284,150	32,915,936
Norfolk Southern Corp.	106,100	11,581,876
Union Pacific Corp.	1,309,017	157,422,384
		267,097,786
TOTAL INDUSTRIALS		981,865,327
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,409,465	41,593,312
Palo Alto Networks, Inc. (a)	55,861	7,944,551
QUALCOMM, Inc.	1,773,124	128,569,221
		178,107,084
Electronic Equipment & Components - 0.3%
Corning, Inc.	769,900	18,785,560
Ingram Micro, Inc. Class A (a)	357,700	8,838,767
Keysight Technologies, Inc. (a)	319,265	11,985,208
		39,609,535
Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. sponsored ADR	157,259	13,385,886
Autohome, Inc. ADR Class A (a)	158,308	6,045,783
Dropbox, Inc. (a)(f)	314,762	6,011,954
eBay, Inc. (a)	947,717	54,882,291
Facebook, Inc. Class A (a)	2,366,034	186,845,705
Google, Inc.:
Class A (a)	353,540	198,912,210
Class C (a)	340,211	189,973,822
IAC/InterActiveCorp	252,800	17,043,776
LendingClub Corp.	102,219	2,082,201
LinkedIn Corp. (a)	332,320	88,795,904
MercadoLibre, Inc.	37,826	4,954,071
Pandora Media, Inc. (a)	335,703	4,968,404
SurveyMonkey (f)	163,411	2,688,111
Twitter, Inc. (a)	1,046,662	50,323,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yelp, Inc. (a)	78,039	$ 3,745,872
Youku Tudou, Inc. ADR (a)	318,369	5,218,068
Zillow Group, Inc. (a)	161,510	18,533,273
		854,410,840
IT Services - 5.2%
Accenture PLC Class A	262,275	23,612,618
Alliance Data Systems Corp. (a)	169,800	47,290,998
Amdocs Ltd.	341,678	17,938,095
Automatic Data Processing, Inc.	57,082	5,071,165
Cognizant Technology Solutions Corp. Class A (a)	1,221,329	76,314,743
Fidelity National Information Services, Inc.	757,580	51,204,832
Fiserv, Inc. (a)	341,500	26,660,905
FleetCor Technologies, Inc. (a)	494,650	75,894,150
Gartner, Inc. Class A (a)	191,507	15,916,147
IBM Corp.	142,819	23,128,109
MasterCard, Inc. Class A	1,472,200	132,689,386
Visa, Inc. Class A	660,088	179,088,475
		674,809,623
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	32,218	1,192,388
Analog Devices, Inc.	38,529	2,255,488
Applied Materials, Inc.	2,698,300	67,592,415
ARM Holdings PLC sponsored ADR	250,165	13,376,323
Avago Technologies Ltd.	293,403	37,444,091
Broadcom Corp. Class A	641,975	29,036,529
Lam Research Corp.	523,900	43,200,794
Micron Technology, Inc. (a)	366,500	11,240,555
NXP Semiconductors NV (a)	513,070	43,557,078
Skyworks Solutions, Inc.	410,600	36,030,150
Texas Instruments, Inc.	588,800	34,621,440
		319,547,251
Software - 4.4%
Activision Blizzard, Inc.	1,180,490	27,529,027
Adobe Systems, Inc. (a)	528,700	41,820,170
Aspen Technology, Inc. (a)	538,597	20,792,537
Autodesk, Inc. (a)	250,317	16,080,364
Citrix Systems, Inc. (a)	382,468	24,353,650
Electronic Arts, Inc. (a)	507,106	28,996,321
FactSet Research Systems, Inc.	77,465	12,049,681
FireEye, Inc. (a)	360,098	15,941,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	194,656	$ 19,004,265
Microsoft Corp.	2,143,780	94,004,753
NetSuite, Inc. (a)	61,280	5,908,618
Oracle Corp.	3,314,534	145,242,880
Parametric Technology Corp. (a)	250,057	8,665,725
ServiceNow, Inc. (a)	225,330	17,183,666
SolarWinds, Inc. (a)	632,790	32,101,437
Splunk, Inc. (a)	338,722	22,779,055
Synopsys, Inc. (a)	366,000	16,986,060
Tableau Software, Inc. (a)	69,206	6,506,056
Workday, Inc. Class A (a)	239,395	20,468,273
Zynga, Inc. (a)	848,669	1,951,939
		578,366,015
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)	96,193	2,931,001
Apple, Inc.	5,128,559	658,814,689
NCR Corp. (a)	886,040	26,058,436
Stratasys Ltd. (a)	32,604	2,023,404
Western Digital Corp.	265,901	28,446,089
		718,273,619
TOTAL INFORMATION TECHNOLOGY		3,363,123,967
MATERIALS - 2.2%
Chemicals - 2.0%
Ashland, Inc.	565,210	72,132,100
FMC Corp.	278,260	17,644,467
LyondellBasell Industries NV Class A	684,449	58,801,014
PPG Industries, Inc.	300,706	70,780,178
Sherwin-Williams Co.	69,470	19,812,844
The Dow Chemical Co.	340,180	16,750,463
		255,921,066
Construction Materials - 0.1%
Eagle Materials, Inc.	145,552	11,425,832
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	682,850	14,770,046
TOTAL MATERIALS		282,116,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	2,132,346	$ 105,444,510
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	166,750	20,795,393
TOTAL TELECOMMUNICATION SERVICES		126,239,903
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	853,771	11,073,410
TOTAL COMMON STOCKS (Cost $6,864,791,004)		10,338,958,426
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (f)	98,859	4,024,846
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(f)	52,096	6,239,017
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(f)	296,161	2,632,871
Series H (a)(f)	93,416	830,468
Series H1 (a)(f)	93,416	830,468
		4,293,807
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,532,824
TOTAL PREFERRED STOCKS (Cost $6,782,330)		14,557,670
Equity Funds - 19.2%
	Shares	Value
Large Blend Funds - 2.6%
BBH Core Select Fund Class N	15,007,555	$ 342,322,335
Large Growth Funds - 16.6%
Columbia Select Large Cap Growth Fund Class R5	21,214,511	415,592,263
Fidelity Growth Company Fund (c)	8,434,568	1,180,502,138
iShares Russell 1000 Growth Index ETF	70,748	7,104,514
PRIMECAP Odyssey Growth Fund	4,193,705	113,355,843
Wells Fargo Advantage Premier Large Co. Growth Fund (Administrator Class)	27,456,364	443,145,720
TOTAL LARGE GROWTH FUNDS		2,159,700,478
TOTAL EQUITY FUNDS (Cost $1,858,440,666)		2,502,022,813
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 3/5/15 to 5/28/15 (d) (Cost $2,369,951)	$ 2,370,000	2,369,932
Money Market Funds - 1.7%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $215,541,866)	215,541,866	215,541,866
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,947,925,817)		13,073,450,707
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,839,895)
NET ASSETS - 100%		$ 13,065,610,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
862 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 86,777,540	$ 3,948,961
The face value of futures purchased as a percentage of net assets is 0.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,364,932.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,837,387 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 4,024,850
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,977,445
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
SurveyMonkey	11/25/14	$ 2,688,111
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 826,367,304	$ 221,319,844	$ -	$ 980,710	$ 1,180,502,138
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,989,776,491	$ 1,972,932,976	$ -	$ 16,843,515
Consumer Staples	967,467,072	967,467,072	-	-
Energy	293,400,907	293,400,907	-	-
Financials	438,047,174	438,047,174	-	-
Health Care	1,896,111,094	1,896,111,094	-	-
Industrials	981,865,327	981,865,327	-	-
Information Technology	3,367,417,774	3,354,423,902	-	12,993,872
Materials	282,116,944	282,116,944	-	-
Telecommunication Services	126,239,903	126,239,903	-	-
Utilities	11,073,410	11,073,410	-	-
Equity Funds	2,502,022,813	2,502,022,813	-	-
U.S. Treasury Obligations	2,369,932	-	2,369,932	-
Money Market Funds	215,541,866	215,541,866	-	-
Total Investments in Securities:	$ 13,073,450,707	$ 13,041,243,388	$ 2,369,932	$ 29,837,387
Derivative Instruments:
Assets
Futures Contracts	$ 3,948,961	$ 3,948,961	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $8,958,920,626. Net unrealized appreciation aggregated $4,114,530,081, of which $4,225,014,394 related to appreciated investment securities and $110,484,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

February 28, 2015

1.931558.103

MMG-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.7%
Lear Corp.	2,567	$ 279,598
TRW Automotive Holdings Corp. (a)	1,920	200,141
		479,739
Automobiles - 0.8%
General Motors Co.	2,744	102,379
Harley-Davidson, Inc.	3,684	234,192
Tesla Motors, Inc. (a)	795	161,655
		498,226
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	1,274	75,752
Carnival Corp. unit	2,265	99,637
Chipotle Mexican Grill, Inc. (a)	34	22,609
Dunkin' Brands Group, Inc.	2,446	114,620
Hilton Worldwide Holdings, Inc. (a)	10,830	306,164
Las Vegas Sands Corp.	1,576	89,674
McDonald's Corp.	2,000	197,800
Panera Bread Co. Class A (a)	631	101,862
Royal Caribbean Cruises Ltd.	2,370	181,115
Starbucks Corp.	1,100	102,834
Wyndham Worldwide Corp.	1,639	149,936
Wynn Resorts Ltd.	464	66,120
Yum! Brands, Inc.	2,920	236,841
		1,744,964
Household Durables - 1.0%
Harman International Industries, Inc.	2,436	336,144
Mohawk Industries, Inc. (a)	436	80,377
PulteGroup, Inc.	4,470	100,843
Whirlpool Corp.	580	122,931
		640,295
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	1,497	569,100
Ctrip.com International Ltd. sponsored ADR (a)	535	24,273
Expedia, Inc.	873	80,098
Groupon, Inc. Class A (a)	3,911	31,992
Priceline Group, Inc. (a)	300	371,244
TripAdvisor, Inc. (a)	649	57,923
Vipshop Holdings Ltd. ADR (a)	972	23,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Zalando SE (a)	987	$ 25,774
zulily, Inc. Class A (a)	1,674	23,453
		1,207,622
Media - 3.1%
CBS Corp. Class B	1,741	102,893
Charter Communications, Inc. Class A (a)	828	149,537
Comcast Corp. Class A	13,129	779,600
DIRECTV (a)	986	87,360
Omnicom Group, Inc.	2,265	180,158
The Walt Disney Co.	1,365	142,069
Time Warner Cable, Inc.	1,213	186,863
Time Warner, Inc.	1,320	108,055
Viacom, Inc. Class B (non-vtg.)	3,870	270,668
		2,007,203
Multiline Retail - 0.6%
Kohl's Corp.	964	71,143
Macy's, Inc.	4,810	306,493
		377,636
Specialty Retail - 5.3%
AutoZone, Inc. (a)	545	350,261
Bed Bath & Beyond, Inc. (a)	2,532	189,039
Best Buy Co., Inc.	4,051	154,343
Foot Locker, Inc.	2,002	112,452
Home Depot, Inc.	10,961	1,257,775
L Brands, Inc.	1,689	155,152
Lowe's Companies, Inc.	3,947	292,433
O'Reilly Automotive, Inc. (a)	930	193,561
Ross Stores, Inc.	2,138	226,222
TJX Companies, Inc.	4,670	320,549
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,280	180,173
		3,431,960
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	1,686	215,032
lululemon athletica, Inc. (a)	1,050	71,862
Michael Kors Holdings Ltd. (a)	1,596	107,586
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	4,875	$ 473,460
Under Armour, Inc. Class A (sub. vtg.) (a)	1,506	115,977
		983,917
TOTAL CONSUMER DISCRETIONARY		11,371,562
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	2,435	308,417
Molson Coors Brewing Co. Class B	2,260	171,511
Monster Beverage Corp. (a)	1,168	164,828
PepsiCo, Inc.	7,318	724,336
SABMiller PLC sponsored ADR	1,066	60,410
The Coca-Cola Co.	4,065	176,015
		1,605,517
Food & Staples Retailing - 2.2%
CVS Health Corp.	8,209	852,669
Kroger Co.	5,781	411,318
Rite Aid Corp. (a)	16,700	133,266
		1,397,253
Food Products - 2.5%
Archer Daniels Midland Co.	5,574	266,883
Danone SA sponsored ADR	5,807	80,775
General Mills, Inc.	3,240	174,280
Kellogg Co.	2,490	160,555
Keurig Green Mountain, Inc.	989	126,177
Kraft Foods Group, Inc.	1,294	82,894
Mead Johnson Nutrition Co. Class A	1,738	182,073
Mondelez International, Inc.	7,611	281,112
Tyson Foods, Inc. Class A	5,637	232,864
		1,587,613
Household Products - 0.3%
Colgate-Palmolive Co.	2,312	163,736
Procter & Gamble Co.	769	65,465
		229,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.2%
Lorillard, Inc.	1,551	$ 106,119
Philip Morris International, Inc.	8,459	701,759
		807,878
TOTAL CONSUMER STAPLES		5,627,462
ENERGY - 2.7%
Energy Equipment & Services - 0.8%
Cameron International Corp. (a)	3,568	167,981
Halliburton Co.	2,800	120,232
Schlumberger Ltd.	2,829	238,089
		526,302
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	2,700	177,768
Cabot Oil & Gas Corp.	3,705	107,445
EOG Resources, Inc.	3,241	290,783
Marathon Petroleum Corp.	2,840	298,200
Occidental Petroleum Corp.	1,839	143,221
Tesoro Corp.	1,250	114,800
Valero Energy Corp.	1,179	72,733
		1,204,950
TOTAL ENERGY		1,731,252
FINANCIALS - 4.1%
Banks - 0.6%
JPMorgan Chase & Co.	5,793	354,995
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	352	66,806
Greenhill & Co., Inc.	281	10,878
SEI Investments Co.	1,467	63,140
		140,824
Consumer Finance - 1.2%
American Express Co.	326	26,598
Capital One Financial Corp.	5,600	440,776
Discover Financial Services	4,521	275,691
		743,065
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	1,441	$ 148,567
MSCI, Inc. Class A	2,469	138,536
		287,103
Insurance - 0.9%
Allstate Corp.	2,212	156,167
Everest Re Group Ltd.	639	113,378
FNF Group	2,617	96,096
MetLife, Inc.	1,272	64,656
Prudential Financial, Inc.	1,921	155,313
		585,610
Real Estate Investment Trusts - 0.8%
American Tower Corp.	3,578	354,723
Iron Mountain, Inc.	3,858	141,782
		496,505
TOTAL FINANCIALS		2,608,102
HEALTH CARE - 16.9%
Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (a)	1,558	281,016
Alnylam Pharmaceuticals, Inc. (a)	264	26,804
Amgen, Inc.	2,746	433,099
Biogen Idec, Inc. (a)	2,139	876,113
BioMarin Pharmaceutical, Inc. (a)	1,742	186,516
Celgene Corp. (a)	6,436	782,167
Gilead Sciences, Inc. (a)	14,725	1,524,479
Intercept Pharmaceuticals, Inc. (a)	32	7,084
Ironwood Pharmaceuticals, Inc. Class A (a)	2,290	35,381
Pharmacyclics, Inc. (a)	120	25,912
Seattle Genetics, Inc. (a)	333	12,071
		4,190,642
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	1,882	130,140
Edwards Lifesciences Corp. (a)	656	87,261
Intuitive Surgical, Inc. (a)	440	220,000
Medtronic PLC	3,123	242,314
St. Jude Medical, Inc.	953	63,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	622	$ 57,827
Zimmer Holdings, Inc.	308	37,080
		838,168
Health Care Providers & Services - 3.2%
Aetna, Inc.	1,742	173,416
Cardinal Health, Inc.	1,431	125,914
Centene Corp. (a)	1,908	117,266
Cigna Corp.	1,125	136,834
Express Scripts Holding Co. (a)	4,107	348,233
HCA Holdings, Inc. (a)	7,081	506,575
Laboratory Corp. of America Holdings (a)	550	67,667
McKesson Corp.	2,130	487,131
UnitedHealth Group, Inc.	850	96,586
		2,059,622
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,148	145,876
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,530	149,001
Illumina, Inc. (a)	2,358	460,895
Thermo Fisher Scientific, Inc.	2,235	290,550
		900,446
Pharmaceuticals - 4.2%
AbbVie, Inc.	3,310	200,255
Actavis PLC (a)	1,682	490,068
Allergan, Inc.	1,340	311,872
Bristol-Myers Squibb Co.	8,230	501,372
Endo Health Solutions, Inc. (a)	1,807	154,679
Johnson & Johnson	676	69,297
Merck & Co., Inc.	7,339	429,625
Novartis AG sponsored ADR	671	68,710
Novo Nordisk A/S Series B sponsored ADR	1,392	66,468
Pfizer, Inc.	3,389	116,310
Shire PLC sponsored ADR	800	193,528
Zoetis, Inc. Class A	2,649	122,092
		2,724,276
TOTAL HEALTH CARE		10,859,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.2%
General Dynamics Corp.	721	$ 100,060
Honeywell International, Inc.	2,186	224,677
L-3 Communications Holdings, Inc.	752	97,331
Lockheed Martin Corp.	414	82,821
Northrop Grumman Corp.	1,344	222,714
Precision Castparts Corp.	930	201,159
Textron, Inc.	3,236	143,387
The Boeing Co.	2,221	335,038
TransDigm Group, Inc.	269	58,335
Triumph Group, Inc.	1,093	65,350
United Technologies Corp.	4,447	542,134
		2,073,006
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	1,377	66,509
FedEx Corp.	1,140	201,757
United Parcel Service, Inc. Class B	3,888	395,526
		663,792
Airlines - 0.9%
Copa Holdings SA Class A	1,627	185,283
Delta Air Lines, Inc.	6,719	299,130
United Continental Holdings, Inc. (a)	1,549	100,964
		585,377
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	375	50,614
Electrical Equipment - 0.0%
SolarCity Corp. (a)	458	23,523
Industrial Conglomerates - 0.3%
Danaher Corp.	1,191	103,950
Roper Industries, Inc.	667	111,769
		215,719
Machinery - 0.6%
Caterpillar, Inc.	847	70,216
Colfax Corp. (a)	1,015	53,470
Cummins, Inc.	1,195	169,965
Trinity Industries, Inc.	2,548	85,664
		379,315
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.4%
IHS, Inc. Class A (a)	881	$ 103,544
Verisk Analytics, Inc. (a)	1,831	131,484
		235,028
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	1,763	330,148
Kansas City Southern	1,442	167,041
Norfolk Southern Corp.	640	69,862
Union Pacific Corp.	7,437	894,374
		1,461,425
TOTAL INDUSTRIALS		5,687,799
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.5%
Cisco Systems, Inc.	6,315	186,356
Palo Alto Networks, Inc. (a)	401	57,030
QUALCOMM, Inc.	9,611	696,894
		940,280
Electronic Equipment & Components - 0.4%
Corning, Inc.	4,618	112,679
Ingram Micro, Inc. Class A (a)	2,148	53,077
Keysight Technologies, Inc. (a)	1,755	65,883
		231,639
Internet Software & Services - 7.6%
Alibaba Group Holding Ltd. sponsored ADR	632	53,796
Autohome, Inc. ADR Class A (a)	1,123	42,887
Dropbox, Inc. (a)(e)	1,585	30,274
eBay, Inc. (a)	5,110	295,920
Facebook, Inc. Class A (a)	13,245	1,045,958
Google, Inc.:
Class A (a)	1,982	1,115,133
Class C (a)	1,893	1,057,051
IAC/InterActiveCorp	1,363	91,893
LendingClub Corp.	725	14,768
LinkedIn Corp. (a)	2,088	557,914
MercadoLibre, Inc.	271	35,493
Pandora Media, Inc. (a)	2,382	35,254
SurveyMonkey (e)	1,159	19,066
Twitter, Inc. (a)	6,799	326,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yelp, Inc. (a)	575	$ 27,600
Youku Tudou, Inc. ADR (a)	2,284	37,435
Zillow Group, Inc. (a)	1,190	136,553
		4,923,891
IT Services - 6.0%
Accenture PLC Class A	1,792	161,334
Alliance Data Systems Corp. (a)	961	267,648
Amdocs Ltd.	2,049	107,573
Automatic Data Processing, Inc.	228	20,256
Cognizant Technology Solutions Corp. Class A (a)	7,092	443,144
Fidelity National Information Services, Inc.	4,495	303,817
Fiserv, Inc. (a)	2,049	159,965
FleetCor Technologies, Inc. (a)	3,187	488,981
Gartner, Inc. Class A (a)	1,382	114,858
IBM Corp.	901	145,908
MasterCard, Inc. Class A	7,630	687,692
Visa, Inc. Class A	3,554	964,236
		3,865,412
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	128	4,737
Analog Devices, Inc.	155	9,074
Applied Materials, Inc.	13,697	343,110
ARM Holdings PLC sponsored ADR	1,008	53,898
Avago Technologies Ltd.	2,007	256,133
Broadcom Corp. Class A	4,386	198,379
Lam Research Corp.	2,993	246,803
Micron Technology, Inc. (a)	2,200	67,474
NXP Semiconductors NV (a)	2,607	221,321
Skyworks Solutions, Inc.	2,462	216,041
Texas Instruments, Inc.	3,532	207,682
		1,824,652
Software - 5.3%
Activision Blizzard, Inc.	5,820	135,722
Adobe Systems, Inc. (a)	2,680	211,988
Aspen Technology, Inc. (a)	3,681	142,105
Autodesk, Inc. (a)	1,005	64,561
Citrix Systems, Inc. (a)	2,613	166,383
Electronic Arts, Inc. (a)	3,469	198,357
FactSet Research Systems, Inc.	311	48,376
FireEye, Inc. (a)	2,642	116,961
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	1,332	$ 130,043
Microsoft Corp.	12,839	562,990
NetSuite, Inc. (a)	440	42,425
Oracle Corp.	18,130	794,457
Parametric Technology Corp. (a)	1,719	59,572
ServiceNow, Inc. (a)	1,661	126,668
SolarWinds, Inc. (a)	3,412	173,091
Splunk, Inc. (a)	2,469	166,040
Synopsys, Inc. (a)	2,194	101,824
Tableau Software, Inc. (a)	510	47,945
Workday, Inc. Class A (a)	1,718	146,889
Zynga, Inc. (a)	6,089	14,005
		3,450,402
Technology Hardware, Storage & Peripherals - 6.5%
3D Systems Corp. (a)	682	20,781
Apple, Inc.	29,668	3,811,142
NCR Corp. (a)	4,777	140,492
Stratasys Ltd. (a)	234	14,522
Western Digital Corp.	1,708	182,722
		4,169,659
TOTAL INFORMATION TECHNOLOGY		19,405,935
MATERIALS - 2.6%
Chemicals - 2.4%
Ashland, Inc.	3,047	388,858
FMC Corp.	1,520	96,383
LyondellBasell Industries NV Class A	4,389	377,059
PPG Industries, Inc.	1,751	412,150
Sherwin-Williams Co.	475	135,470
The Dow Chemical Co.	2,327	114,581
		1,524,501
Construction Materials - 0.1%
Eagle Materials, Inc.	995	78,108
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	3,690	79,815
TOTAL MATERIALS		1,682,424
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	13,559	$ 670,493
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	850	106,004
TOTAL TELECOMMUNICATION SERVICES		776,497
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,840	75,745
TOTAL COMMON STOCKS (Cost $39,327,597)		59,825,808
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (e)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	43,712
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	13,237
Series H (a)(e)	655	5,823
Series H1 (a)(e)	655	5,823
		24,883
TOTAL NONCONVERTIBLE PREFERRED STOCKS		68,595
TOTAL PREFERRED STOCKS (Cost $49,408)		100,473
Equity Funds - 5.1%
	Shares	Value
Large Growth Funds - 5.1%
Fidelity Blue Chip Growth Fund (c)	44,949	$ 3,248,040
iShares Russell 1000 Growth Index ETF	438	43,984
TOTAL EQUITY FUNDS (Cost $2,933,749)		3,292,024
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 3/12/15 to 5/14/15 (d) (Cost $20,000)	$ 20,000	20,000
Money Market Funds - 2.1%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $1,366,603)	1,366,603	1,366,603
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $43,697,357)		64,604,908
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(115,219)
NET ASSETS - 100%		$ 64,489,689
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 503,350	$ 25,346
The face value of futures purchased as a percentage of net assets is 0.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,000.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,813 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 3,026,789	$ 120,970	$ 1,169	$ 3,248,040
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,447,152	$ 11,371,562	$ -	$ 75,590
Consumer Staples	5,627,462	5,627,462	-	-
Energy	1,731,252	1,731,252	-	-
Financials	2,608,102	2,608,102	-	-
Health Care	10,859,030	10,859,030	-	-
Industrials	5,687,799	5,687,799	-	-
Information Technology	19,430,818	19,356,595	-	74,223
Materials	1,682,424	1,682,424	-	-
Telecommunication Services	776,497	776,497	-	-
Utilities	75,745	75,745	-	-
Equity Funds	3,292,024	3,292,024	-	-
U.S. Treasury Obligations	20,000	-	20,000	-
Money Market Funds	1,366,603	1,366,603	-	-
Total Investments in Securities:	$ 64,604,908	$ 64,435,095	$ 20,000	$ 149,813
Derivative Instruments:
Assets
Futures Contracts	$ 25,346	$ 25,346	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $43,756,922. Net unrealized appreciation aggregated $20,847,986, of which $21,493,930 related to appreciated investment securities and $645,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2015

1.934462.103

ASD-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.1%
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delphi Corp. 6.125% 5/15/21		$ 1,515,000	$ 1,651,097
Automobiles - 0.8%
Daimler Finance North America LLC:
0.5616% 3/2/17 (d)(e)		5,000,000	5,000,000
0.5946% 8/1/17 (d)(e)		5,000,000	4,974,735
0.9346% 8/1/16 (d)(e)		7,500,000	7,541,108
1.1146% 8/1/18 (d)(e)		1,060,000	1,063,916
1.125% 3/10/17 (d)		1,825,000	1,823,848
General Motors Financial Co., Inc.:
3.15% 1/15/20		1,400,000	1,414,690
4.75% 8/15/17		1,125,000	1,192,781
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (d)		1,010,000	1,012,687
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (d)		605,000	626,376
4.375% 7/27/16 (d)		780,000	813,050
6% 5/5/15 (d)		210,000	211,836
Volkswagen Group of America Finance LLC:
0.6315% 5/23/17 (d)(e)		15,000,000	14,998,650
1.25% 5/23/17 (d)		2,140,000	2,137,344
Volkswagen International Finance NV 0.6962% 11/18/16 (d)(e)		10,000,000	10,019,910
			52,830,931
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co.:
5.6% 5/1/15 (d)		330,000	332,557
6.375% 10/15/17 (d)		550,000	617,308
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (d)		645,000	646,444
2.75% 3/15/17 (d)		520,000	533,775
2.8% 11/1/18 (d)		115,000	117,902
			2,247,986
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18		425,000	426,089
Carnival Corp. 1.2% 2/5/16		540,000	541,470
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18		1,225,000	1,274,000
			2,241,559
Household Durables - 0.1%
Mohawk Industries, Inc. 6.125% 1/15/16		1,485,000	1,548,681
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc. 2.05% 12/1/17		$ 280,000	$ 280,951
Whirlpool Corp.:
1.35% 3/1/17		325,000	325,626
1.65% 11/1/17		450,000	452,821
			2,608,079
Media - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17		275,000	279,949
3.125% 2/15/16		5,000,000	5,099,895
3.5% 3/1/16		240,000	245,886
3.55% 3/15/15		500,000	500,472
Interpublic Group of Companies, Inc. 2.25% 11/15/17		1,840,000	1,851,189
NBCUniversal Enterprise, Inc.:
0.7903% 4/15/16 (d)(e)		7,000,000	7,022,393
0.9383% 4/15/18 (d)(e)		740,000	745,586
Omnicom Group, Inc. 5.9% 4/15/16		1,635,000	1,721,124
Thomson Reuters Corp.:
0.875% 5/23/16		615,000	614,019
1.3% 2/23/17		710,000	710,182
Time Warner Cable, Inc. 8.25% 4/1/19		895,000	1,093,060
Viacom, Inc. 2.5% 9/1/18		245,000	249,718
			20,133,473
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17		1,330,000	1,395,173
Specialty Retail - 0.0%
AutoZone, Inc.:
1.3% 1/13/17		850,000	852,542
5.5% 11/15/15		270,000	278,925
Turlock Corp. 1.5% 11/2/17		570,000	572,124
			1,703,591
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (d)		530,000	530,663
TOTAL CONSUMER DISCRETIONARY			85,342,552
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Heineken NV 1.4% 10/1/17 (d)		795,000	796,870
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
CVS Health Corp. 1.2% 12/5/16		$ 610,000	$ 613,315
Kroger Co.:
0.7866% 10/17/16 (e)		10,000,000	10,017,590
1.2% 10/17/16		450,000	451,103
Walgreens Boots Alliance, Inc.:
0.7062% 5/18/16 (e)		8,995,000	9,009,545
1.75% 11/17/17		345,000	348,476
			20,440,029
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3.2% 6/15/17		1,725,000	1,770,628
General Mills, Inc. 0.5526% 1/29/16 (e)		1,994,000	1,994,481
Tyson Foods, Inc. 2.65% 8/15/19		635,000	648,078
William Wrigley Jr. Co.:
1.4% 10/21/16 (d)		270,000	270,883
2% 10/20/17 (d)		1,180,000	1,188,848
			5,872,918
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16		460,000	460,000
Tobacco - 0.2%
Altria Group, Inc. 4.125% 9/11/15		10,000,000	10,182,110
Imperial Tobacco Finance 2.05% 2/11/18 (d)		1,820,000	1,828,650
Reynolds American, Inc. 1.05% 10/30/15		275,000	275,235
			12,285,995
TOTAL CONSUMER STAPLES			39,855,812
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16		215,000	212,722
1.4% 6/15/17		670,000	662,010
Ensco PLC 3.25% 3/15/16		2,135,000	2,171,555
Korea National Oil Corp. 4% 10/27/16 (d)		515,000	536,020
Nabors Industries, Inc. 2.35% 9/15/16		370,000	370,903
Noble Holding International Ltd.:
2.5% 3/15/17		180,000	176,546
3.45% 8/1/15		595,000	599,883
Rowan Companies, Inc. 5% 9/1/17		370,000	380,755
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Energy Equipment & Services - continued
SESI LLC:
6.375% 5/1/19		$ 1,210,000	$ 1,216,050
7.125% 12/15/21		1,180,000	1,182,950
Transocean, Inc.:
2.5% 10/15/17		2,015,000	1,843,725
4.95% 11/15/15		187,000	189,257
5.05% 12/15/16		410,000	410,513
			9,952,889
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		285,000	304,252
6.375% 9/15/17		1,700,000	1,902,467
BG Energy Capital PLC 2.875% 10/15/16 (d)		1,485,000	1,523,745
BP Capital Markets PLC 0.6081% 2/10/17 (e)		10,000,000	10,009,400
Canadian Natural Resources Ltd.:
0.6316% 3/30/16 (e)		5,000,000	4,992,165
5.7% 5/15/17		650,000	705,577
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)		1,325,000	1,331,281
3.125% 1/20/20 (Reg. S)		1,740,000	1,759,272
CNOOC Finance (2013) Ltd. 1.125% 5/9/16		513,000	511,414
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17		550,000	547,892
Continental Resources, Inc. 7.125% 4/1/21		1,145,000	1,202,250
DCP Midstream Operating LP:
2.5% 12/1/17		1,410,000	1,369,571
3.25% 10/1/15		505,000	507,620
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (d)		370,000	369,806
Devon Energy Corp. 0.6906% 12/15/15 (e)		10,000,000	9,990,580
Duke Energy Field Services 5.375% 10/15/15 (d)		850,000	864,606
Ecopetrol SA 4.25% 9/18/18		1,205,000	1,268,865
Enbridge Energy Partners LP 5.875% 12/15/16		1,056,000	1,132,648
Enbridge, Inc.:
0.6836% 6/2/17 (e)		2,341,000	2,303,324
0.9052% 10/1/16 (e)		6,820,000	6,790,183
Energy Transfer Partners LP 6.7% 7/1/18		275,000	311,406
EnLink Midstream Partners LP 2.7% 4/1/19		195,000	194,378
Enterprise Products Operating LP:
1.25% 8/13/15		1,025,000	1,027,019
2.55% 10/15/19		385,000	389,233
Kinder Morgan Energy Partners LP 3.5% 3/1/16		235,000	240,393
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc. 2% 12/1/17		$ 235,000	$ 235,591
Marathon Oil Corp. 0.9% 11/1/15		1,295,000	1,294,443
Murphy Oil Corp. 2.5% 12/1/17		2,060,000	2,040,440
ONEOK Partners LP:
3.2% 9/15/18		95,000	96,393
3.25% 2/1/16		1,670,000	1,694,182
Origin Energy Finance Ltd. 3.5% 10/9/18 (d)		605,000	615,037
Petrobras Global Finance BV:
1.8806% 5/20/16 (e)		7,000,000	6,650,000
3.25% 3/17/17		515,000	479,779
Petroleos Mexicanos:
3.125% 1/23/19		195,000	199,438
3.5% 7/18/18		625,000	645,875
3.5% 7/23/20 (d)		410,000	417,380
Pioneer Natural Resources Co. 5.875% 7/15/16		2,045,000	2,164,479
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15		375,000	380,152
Plains Exploration & Production Co.:
6.125% 6/15/19		195,000	204,750
6.5% 11/15/20		1,274,000	1,349,637
Southwestern Energy Co. 3.3% 1/23/18		285,000	288,977
Talisman Energy, Inc. 5.125% 5/15/15		1,090,000	1,099,415
Tennessee Gas Pipeline Co. 8% 2/1/16		1,415,000	1,495,789
TransCanada PipeLines Ltd.:
0.9366% 6/30/16 (e)		5,900,000	5,919,435
1.0421% 1/12/18 (e)		3,000,000	3,010,941
			81,831,480
TOTAL ENERGY			91,784,369
FINANCIALS - 10.5%
Banks - 6.9%
ABN AMRO Bank NV 1.0561% 10/28/16 (d)(e)		12,220,000	12,302,241
ANZ National International Ltd. 1.85% 10/15/15 (d)		1,950,000	1,967,334
Bank of America Corp.:
1.0671% 3/22/16 (e)		16,260,000	16,323,024
1.25% 1/11/16		1,065,000	1,067,828
1.5% 10/9/15		3,285,000	3,296,925
1.7% 8/25/17		1,345,000	1,351,200
3.7% 9/1/15		7,000,000	7,099,778
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.75% 8/1/15		$ 5,000,000	$ 5,083,370
5.65% 5/1/18		425,000	472,062
Bank of America NA 0.7271% 11/14/16 (e)		11,845,000	11,838,533
Bank of Nova Scotia 0.6606% 12/13/16 (e)		14,990,000	15,032,272
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.7111% 2/26/16 (d)(e)		13,000,000	13,017,030
0.8456% 9/9/16 (d)(e)		3,000,000	3,007,668
1.55% 9/9/16 (d)		1,690,000	1,698,889
Banque Federative du Credit Mutuel SA:
1.1066% 1/20/17 (d)(e)		2,000,000	2,012,982
1.7% 1/20/17 (d)		1,415,000	1,424,277
2.5% 10/29/18 (d)		1,405,000	1,430,970
Barclays Bank PLC:
5% 9/22/16		10,765,000	11,408,112
6.05% 12/4/17 (d)		1,930,000	2,128,418
BB&T Corp. 1.1306% 6/15/18 (e)		975,000	985,412
BNP Paribas SA 0.8299% 12/12/16 (e)		6,623,000	6,647,472
BPCE SA:
1.5061% 4/25/16 (e)		15,000,000	15,152,970
2.5% 12/10/18		1,410,000	1,432,729
Branch Banking & Trust Co. 0.6636% 12/1/16 (e)		5,000,000	5,006,570
Capital One Bank NA 1.15% 11/21/16		440,000	439,279
Capital One NA:
0.6971% 3/22/16 (e)		3,000,000	3,002,850
0.9351% 2/5/18 (e)		5,000,000	5,009,985
Citigroup, Inc.:
0.9626% 11/24/17 (e)		5,000,000	5,009,055
1.0452% 4/1/16 (e)		18,984,000	19,047,179
1.2161% 7/25/16 (e)		7,500,000	7,546,658
1.3% 4/1/16		1,000,000	1,002,912
1.55% 8/14/17		1,630,000	1,627,788
1.8% 2/5/18		1,205,000	1,202,177
1.85% 11/24/17		570,000	570,997
Commonwealth Bank of Australia 0.6006% 3/13/17 (d)(e)		5,000,000	5,002,980
Credit Agricole SA 1.1056% 10/3/16 (d)(e)		3,000,000	3,018,807
Credit Suisse New York Branch:
0.5389% 3/11/16 (e)		5,000,000	4,999,970
0.7511% 5/26/17 (e)		4,000,000	4,000,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch: - continued
1.375% 5/26/17		$ 1,725,000	$ 1,727,946
Discover Bank 7% 4/15/20		995,000	1,186,351
DNB Bank ASA 3.2% 4/3/17 (d)		1,710,000	1,772,825
Fifth Third Bancorp 3.625% 1/25/16		760,000	778,197
Fifth Third Bank:
0.6711% 2/26/16 (e)		8,000,000	8,007,176
0.7662% 11/18/16 (e)		7,500,000	7,530,203
1.15% 11/18/16		1,180,000	1,181,851
HBOS PLC 6.75% 5/21/18 (d)		1,605,000	1,796,756
HSBC Bank PLC 0.8971% 5/15/18 (d)(e)		1,365,000	1,371,486
HSBC U.S.A., Inc.:
0.5981% 11/13/17 (e)		5,000,000	4,998,370
0.7152% 3/3/17 (e)		5,000,000	5,000,000
1.625% 1/16/18		1,260,000	1,261,833
ING Bank NV:
0.5956% 1/4/16 (d)(e)		5,000,000	4,998,655
1.1854% 3/7/16 (d)(e)		1,020,000	1,026,355
1.8946% 9/25/15 (d)(e)		7,000,000	7,055,048
2% 9/25/15 (d)		2,000,000	2,015,502
Intesa Sanpaolo SpA 3.125% 1/15/16		7,595,000	7,714,560
JPMorgan Chase & Co. 2% 8/15/17		2,510,000	2,544,174
KeyBank NA 0.7516% 11/25/16 (e)		3,800,000	3,810,898
KeyCorp. 3.75% 8/13/15		6,045,000	6,131,867
Lloyds Bank PLC 2.3% 11/27/18		810,000	823,873
Manufacturers & Traders Trust Co. 0.5561% 7/25/17 (e)		10,000,000	9,964,020
Mizuho Corporate Bank Ltd.:
0.7046% 9/25/17 (d)(e)		7,000,000	6,985,706
1.7% 9/25/17 (d)		950,000	949,326
MUFG Americas Holdings Corp. 0.8256% 2/9/18 (e)		7,000,000	7,009,989
MUFG Union Bank NA 1.0046% 9/26/16 (e)		9,045,000	9,091,247
National Australia Bank Ltd. 0.4856% 12/9/16 (d)(e)		7,000,000	6,997,515
National Bank of Canada 1.45% 11/7/17		2,090,000	2,082,532
Nordea Bank AB:
0.7181% 5/13/16 (d)(e)		5,000,000	5,016,815
0.875% 5/13/16 (d)		2,840,000	2,842,962
PNC Bank NA:
0.5546% 8/1/17 (e)		19,200,000	19,159,949
1.15% 11/1/16		980,000	984,026
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
PNC Bank NA: - continued
1.3% 10/3/16		$ 1,175,000	$ 1,181,507
Regions Bank 7.5% 5/15/18		289,000	334,207
Regions Financial Corp. 5.75% 6/15/15		1,015,000	1,028,073
Royal Bank of Canada:
0.5075% 2/3/17 (e)		10,000,000	9,997,900
0.6956% 9/9/16 (e)		7,000,000	7,026,383
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (e)		8,200,000	8,224,985
2.55% 9/18/15		13,945,000	14,069,515
Sovereign Bank 2% 1/12/18		445,000	445,308
Standard Chartered PLC 1.5% 9/8/17 (d)		1,390,000	1,384,004
Sumitomo Mitsui Banking Corp.:
0.6841% 1/10/17 (e)		7,000,000	7,003,710
0.8336% 1/16/18 (e)		5,000,000	5,013,675
0.9226% 7/19/16 (e)		5,000,000	5,019,890
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (d)		1,815,000	1,810,864
SunTrust Banks, Inc.:
0.5552% 4/1/15 (e)		10,400,000	10,399,490
2.35% 11/1/18		645,000	653,989
Swedbank AB 1.75% 3/12/18 (d)		2,835,000	2,838,518
The Toronto Dominion Bank:
0.4241% 7/13/16 (e)		5,000,000	4,999,120
0.5141% 1/6/17 (e)		5,000,000	5,003,600
0.6956% 9/9/16 (e)		5,000,000	5,020,355
0.7826% 4/30/18 (e)		1,260,000	1,265,146
U.S. Bank NA 0.5561% 1/26/18 (e)		10,000,000	9,996,970
Wachovia Corp. 0.5946% 10/28/15 (e)		10,000,000	10,000,230
Wells Fargo Bank NA:
0.3836% 6/2/16 (e)		10,000,000	9,998,710
0.4671% 5/16/16 (e)		10,641,000	10,623,112
Westpac Banking Corp.:
0.6036% 12/1/17 (e)		5,000,000	5,012,240
1.05% 11/25/16		1,045,000	1,046,036
			485,884,253
Capital Markets - 1.8%
Deutsche Bank AG London Branch:
0.7309% 5/30/17 (e)		5,000,000	5,000,000
0.8681% 2/13/17 (e)		14,490,000	14,531,007
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
0.6971% 3/22/16 (e)		$ 28,678,000	$ 28,669,339
1.0429% 12/15/17 (e)		5,000,000	5,009,550
1.6% 11/23/15		368,000	370,311
6.15% 4/1/18		530,000	595,732
6.25% 9/1/17		2,738,000	3,043,739
JPMorgan Chase & Co.:
0.7062% 11/18/16 (e)		32,000,000	31,976,288
0.8811% 2/26/16 (e)		7,000,000	7,020,237
Legg Mason, Inc. 2.7% 7/15/19		185,000	187,452
Merrill Lynch & Co., Inc.:
6.4% 8/28/17		510,000	567,427
6.875% 4/25/18		740,000	848,011
Morgan Stanley:
1.0067% 1/5/18 (e)		5,000,000	5,006,980
1.1061% 1/24/19 (e)		3,265,000	3,279,830
1.5116% 2/25/16 (e)		18,000,000	18,153,252
1.5361% 4/25/18 (e)		1,565,000	1,594,075
3.8% 4/29/16		5,000,000	5,150,855
			131,004,085
Consumer Finance - 1.1%
American Express Co. 0.8515% 5/22/18 (e)		1,975,000	1,977,510
American Express Credit Corp.:
0.7081% 11/13/15 (e)		10,625,000	10,645,793
0.7626% 7/29/16 (e)		8,000,000	8,023,440
2.75% 9/15/15		8,000,000	8,095,600
American Honda Finance Corp.:
0.6361% 5/26/16 (d)(e)		13,000,000	13,037,401
0.7536% 10/7/16 (e)		5,000,000	5,023,670
Capital One Financial Corp.:
0.8951% 11/6/15 (e)		10,000,000	10,023,640
2.15% 3/23/15		960,000	960,833
Discover Financial Services 6.45% 6/12/17		255,000	280,129
Ford Motor Credit Co. LLC:
1.5061% 5/9/16 (e)		12,000,000	12,091,920
1.684% 9/8/17		1,765,000	1,766,777
1.7% 5/9/16		420,000	422,370
3% 6/12/17		1,385,000	1,431,482
General Electric Capital Corp. 0.9652% 4/2/18 (e)		2,800,000	2,825,606
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (d)		$ 975,000	$ 972,222
1.625% 10/2/15 (d)		1,095,000	1,100,073
1.875% 8/9/16 (d)		890,000	899,568
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (d)		1,375,000	1,393,446
			80,971,480
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 0.5533% 1/12/18 (e)		5,000,000	5,005,600
General Electric Capital Corp. 0.5321% 1/9/17 (e)		5,000,000	5,006,380
IntercontinentalExchange Group, Inc. 2.5% 10/15/18		480,000	491,754
			10,503,734
Insurance - 0.4%
ACE INA Holdings, Inc. 5.6% 5/15/15		235,000	237,370
AFLAC, Inc. 2.65% 2/15/17		215,000	221,922
AIA Group Ltd. 2.25% 3/11/19 (d)		336,000	335,700
Aon Corp. 3.125% 5/27/16		3,000,000	3,075,258
CNA Financial Corp. 6.5% 8/15/16		630,000	676,842
Fidelity National Financial, Inc. 6.6% 5/15/17		1,015,000	1,110,680
Marsh & McLennan Companies, Inc. 2.55% 10/15/18		575,000	587,629
Metropolitan Life Global Funding I:
0.4528% 7/14/16 (d)(e)		5,000,000	5,004,010
0.6321% 4/10/17 (d)(e)		2,000,000	2,004,946
0.7833% 7/15/16 (d)(e)		5,000,000	5,026,560
1.3% 4/10/17 (d)		1,735,000	1,742,297
1.5% 1/10/18 (d)		875,000	876,635
Principal Financial Group, Inc. 1.85% 11/15/17		255,000	256,764
Principal Life Global Funding II:
0.6309% 5/27/16 (d)(e)		5,000,000	5,011,650
1.5% 9/11/17 (d)		1,195,000	1,193,107
Xlit Ltd. 2.3% 12/15/18		695,000	702,288
			28,063,658
Real Estate Investment Trusts - 0.0%
Kilroy Realty Corp. 5% 11/3/15		1,205,000	1,235,860
Real Estate Management & Development - 0.1%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/18 (d)		1,585,000	1,578,869
4.347% 6/15/41 (d)		570,000	579,780
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17		$ 280,000	$ 278,970
1.55% 9/26/16		490,000	493,352
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		410,000	412,821
3.125% 11/30/15		1,020,000	1,038,228
WEA Finance LLC/Westfield UK & Europe Finance PLC 1.75% 9/15/17 (d)		760,000	763,017
			5,145,037
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (d)		505,000	580,555
Nationwide Building Society 2.35% 1/21/20 (d)		755,000	758,357
			1,338,912
TOTAL FINANCIALS			744,147,019
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 0.6415% 5/22/17 (e)		8,000,000	8,008,264
Celgene Corp. 1.9% 8/15/17		275,000	278,318
			8,286,582
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 0.6906% 6/15/16 (e)		10,000,000	9,998,630
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17		590,000	592,162
Catholic Health Initiatives:
1.6% 11/1/17		140,000	139,606
2.6% 8/1/18		745,000	760,638
Express Scripts Holding Co. 1.25% 6/2/17		700,000	698,890
Express Scripts, Inc. 3.125% 5/15/16		1,070,000	1,097,154
Humana, Inc. 2.625% 10/1/19		415,000	419,774
McKesson Corp.:
0.6376% 9/10/15 (e)		8,032,000	8,035,695
0.95% 12/4/15		405,000	405,967
1.292% 3/10/17		840,000	840,921
UnitedHealth Group, Inc. 1.875% 11/15/16		500,000	508,474
			13,499,281
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 6.5% 11/1/17		$ 209,000	$ 231,482
Life Technologies Corp.:
3.5% 1/15/16		1,495,000	1,526,733
4.4% 3/1/15		130,000	130,000
Thermo Fisher Scientific, Inc. 1.3% 2/1/17		1,425,000	1,425,352
			3,313,567
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.0151% 11/6/15 (e)		8,000,000	8,027,976
1.2% 11/6/15		2,000,000	2,005,748
Bayer U.S. Finance LLC 0.5036% 10/7/16 (d)(e)		10,000,000	10,002,870
Perrigo Co. PLC 1.3% 11/8/16		700,000	698,762
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		1,185,000	1,182,869
			21,918,225
TOTAL HEALTH CARE			57,016,285
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19		640,000	649,588
5.75% 12/15/16		485,000	520,565
			1,170,153
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16		480,000	490,719
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (d)		715,000	736,321
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (d)		2,660,000	2,641,343
Roper Industries, Inc.:
1.85% 11/15/17		230,000	230,924
2.05% 10/1/18		650,000	651,052
			3,523,319
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (d)		640,000	643,359
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19		235,000	238,184
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20		$ 1,140,000	$ 1,110,304
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (d)		1,455,000	1,477,378
2.5% 6/15/19 (d)		615,000	612,684
2.875% 7/17/18 (d)		365,000	372,683
3.125% 5/11/15 (d)		340,000	341,486
			4,152,719
Trading Companies & Distributors - 0.0%
GATX Corp.:
1.25% 3/4/17		600,000	597,446
2.375% 7/30/18		255,000	257,121
2.6% 3/30/20		95,000	94,896
3.5% 7/15/16		1,180,000	1,216,653
International Lease Finance Corp. 2.1906% 6/15/16 (e)		990,000	991,386
			3,157,502
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (d)		1,615,000	1,618,141
TOTAL INDUSTRIALS			15,492,233
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Juniper Networks, Inc. 3.1% 3/15/16		305,000	310,210
Electronic Equipment & Components - 0.3%
Amphenol Corp. 1.55% 9/15/17		390,000	390,782
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)		785,000	775,878
Arrow Electronics, Inc. 3.375% 11/1/15		655,000	666,414
Avnet, Inc. 6.625% 9/15/16		1,220,000	1,312,671
Keysight Technologies, Inc. 3.3% 10/30/19 (d)		2,200,000	2,208,965
Tyco Electronics Group SA 0.4526% 1/29/16 (e)		13,000,000	12,997,712
			18,352,422
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19 (d)		1,135,000	1,127,465
Baidu.com, Inc. 2.75% 6/9/19		485,000	485,446
Tencent Holdings Ltd.:
2% 5/2/17 (d)		715,000	715,795
2.875% 2/11/20 (d)		390,000	391,551
			2,720,257
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Fidelity National Information Services, Inc. 1.45% 6/5/17		$ 380,000	$ 379,313
Fiserv, Inc.:
3.125% 6/15/16		1,490,000	1,529,273
6.8% 11/20/17		205,000	231,665
The Western Union Co. 1.2615% 8/21/15 (e)		13,465,000	13,499,861
Xerox Corp. 2.95% 3/15/17		200,000	206,035
			15,846,147
Software - 0.1%
Oracle Corp.:
0.4536% 7/7/17 (e)		5,000,000	5,003,345
0.8333% 1/15/19 (e)		2,040,000	2,054,798
			7,058,143
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett-Packard Co. 2.35% 3/15/15		700,000	700,410
TOTAL INFORMATION TECHNOLOGY			44,987,589
MATERIALS - 0.4%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17		710,000	724,710
The Dow Chemical Co. 2.5% 2/15/16		1,930,000	1,961,581
			2,686,291
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.3566% 6/30/17 (e)		705,000	701,304
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20		1,115,000	1,135,321
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2033% 4/15/16 (d)(e)		2,853,000	2,851,320
Goldcorp, Inc. 2.125% 3/15/18		1,150,000	1,153,728
Rio Tinto Finance (U.S.A.) PLC:
0.7954% 6/19/15 (e)		5,500,000	5,503,223
1.0826% 6/17/16 (e)		12,000,000	12,029,160
1.375% 6/17/16		1,520,000	1,529,854
Vale Overseas Ltd. 6.25% 1/23/17		485,000	515,875
			23,583,160
TOTAL MATERIALS			28,106,076
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.6431% 2/12/16 (e)		$ 17,000,000	$ 17,001,887
British Telecommunications PLC:
1.625% 6/28/16		635,000	639,620
2% 6/22/15		8,000,000	8,032,320
SBA Tower Trust:
2.24% 4/16/18 (d)		820,000	813,137
2.933% 12/15/17 (d)		2,205,000	2,227,932
3.598% 4/16/18 (d)		635,000	633,037
Verizon Communications, Inc.:
0.6356% 6/9/17 (e)		15,000,000	14,993,175
1.35% 6/9/17		795,000	794,877
1.7706% 9/15/16 (e)		13,000,000	13,223,379
2.625% 2/21/20 (d)		693,000	699,182
			59,058,546
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2406% 9/12/16 (e)		5,000,000	5,037,770
2.375% 9/8/16		890,000	904,151
3.625% 3/30/15		645,000	646,355
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17		2,035,000	2,056,473
Vodafone Group PLC 0.6417% 2/19/16 (e)		10,000,000	10,004,050
			18,648,799
TOTAL TELECOMMUNICATION SERVICES			77,707,345
UTILITIES - 0.4%
Electric Utilities - 0.4%
Commonwealth Edison Co. 1.95% 9/1/16		385,000	391,686
Duke Energy Corp.:
0.6356% 4/3/17 (e)		1,874,000	1,875,113
1.625% 8/15/17		495,000	501,417
2.15% 11/15/16		1,485,000	1,514,247
Duke Energy Industries, Inc. 0.6021% 7/11/16 (e)		5,000,000	5,005,435
EDF SA 1.15% 1/20/17 (d)		1,350,000	1,352,331
Exelon Corp. 4.9% 6/15/15		10,790,000	10,917,505
Georgia Power Co. 0.5906% 3/15/16 (e)		510,000	509,689
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (d)		1,045,000	1,056,357
Mississippi Power Co. 2.35% 10/15/16		360,000	367,954
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
UTILITIES - continued
Electric Utilities - continued
Monongahela Power Co. 5.7% 3/15/17 (d)		$ 145,000	$ 156,584
NextEra Energy Capital Holdings, Inc. 1.2% 6/1/15		420,000	420,552
PPL Capital Funding, Inc. 1.9% 6/1/18		350,000	349,607
Southern Co. 1.95% 9/1/16		485,000	492,065
			24,910,542
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (d)		1,330,000	1,344,392
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC 2.95% 1/15/20		455,000	459,044
PSEG Power LLC 2.75% 9/15/16		425,000	435,700
			894,744
Multi-Utilities - 0.0%
Dominion Resources, Inc.:
1.95% 8/15/16		540,000	546,051
2.25% 9/1/15		515,000	518,711
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)		1,340,000	1,328,286
			2,393,048
TOTAL UTILITIES			29,542,726
TOTAL NONCONVERTIBLE BONDS (Cost $1,211,220,455)			1,213,982,006
U.S. Government and Government Agency Obligations - 0.8%

U.S. Government Agency Obligations - 0.4%
Fannie Mae:
0.375% 7/5/16		5,775,000	5,765,489
0.625% 8/26/16		5,615,000	5,625,983
Federal Home Loan Bank:
0.625% 12/28/16		3,200,000	3,199,085
1% 6/21/17		3,390,000	3,404,896
Freddie Mac 0.875% 10/14/16		10,895,000	10,941,064
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			28,936,517
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		$ 3,597,286	$ 3,590,312
1.875% 7/15/15		4,140,696	4,207,101
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			7,797,413
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes:
0.5% 7/31/17		2,720,000	2,698,536
0.875% 11/15/17		11,270,000	11,250,627
1.25% 1/31/20		2,230,000	2,203,345
1.75% 9/30/19		3,185,000	3,225,806
TOTAL U.S. TREASURY OBLIGATIONS			19,378,314
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,121,531)			56,112,244
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.5%
1.737% 10/1/33 (e)		96,454	99,929
1.95% 6/1/37 (e)		42,687	44,742
2.053% 7/1/35 (e)		37,938	40,341
2.131% 12/1/35 (e)		18,679	19,782
2.159% 8/1/37 (e)		30,315	32,456
2.193% 5/1/38 (e)		283,769	303,814
2.336% 5/1/38 (e)		116,880	125,032
2.337% 4/1/38 (e)		40,757	43,636
2.343% 5/1/38 (e)		124,239	133,015
2.352% 8/1/38 (e)		23,533	25,195
2.412% 1/1/37 (e)		26,829	28,724
2.651% 12/1/36 (e)		32,336	34,620
3.5% 10/1/25 to 11/1/44		6,150,999	6,531,557
4% 2/1/25 to 10/1/41		7,824,783	8,394,240
4.5% 5/1/19 to 1/1/27		5,636,956	6,064,924
5% 11/1/18 to 4/1/38		3,301,708	3,633,339
5.5% 5/1/16 to 5/1/40		8,610,671	9,634,216
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
6% 1/1/22 to 1/1/41		$ 2,596,229	$ 2,917,886
6.5% 7/1/32 to 12/1/32		279,217	326,587
TOTAL FANNIE MAE			38,434,035
Freddie Mac - 0.1%
2.091% 9/1/35 (e)		30,434	32,184
2.125% 7/1/38 (e)		34,345	36,771
2.136% 6/1/38 (e)		106,393	112,948
2.181% 7/1/38 (e)		48,869	51,873
2.228% 7/1/35 (e)		49,544	52,879
2.237% 10/1/36 (e)		222,723	238,046
2.32% 6/1/38 (e)		92,835	98,545
2.358% 2/1/37 (e)		27,656	29,609
2.358% 5/1/37 (e)		32,307	34,590
2.382% 5/1/38 (e)		47,580	50,941
2.401% 2/1/37 (e)		38,971	41,724
2.472% 11/1/34 (e)		28,511	30,525
2.701% 2/1/38 (e)		100,736	107,852
2.733% 2/1/37 (e)		52,119	55,801
4.5% 10/1/19 to 12/1/26		1,452,053	1,558,500
5% 10/1/18 to 12/1/23		901,741	975,981
5.5% 11/1/21 to 10/1/38		212,865	232,011
5.855% 12/1/36 (e)		14,342	15,406
6% 5/1/17 to 1/1/38		527,300	599,348
6.043% 11/1/36 (e)		8,043	8,641
TOTAL FREDDIE MAC			4,364,175
Ginnie Mae - 0.1%
3% 10/20/44 (e)		296,809	309,266
3% 11/20/44 (e)		1,441,115	1,505,515
3.5% 3/20/43 to 4/20/43		2,208,222	2,325,413
4% 1/20/45		449,262	466,197
4.5% 9/20/40		429,000	470,953
5% 12/20/34 to 3/20/41		1,642,860	1,833,614
6% 7/15/36		590,380	682,265
TOTAL GINNIE MAE			7,593,223
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,753,027)			50,391,433
Asset-Backed Securities - 6.5%
		Principal Amount (b)	Value
Ally Auto Receivables Trust:
Series 2012-2 Class A3, 0.74% 4/15/16		$ 166,389	$ 166,406
Series 2012-A Class D, 3.15% 10/15/18 (d)		335,000	342,309
Series 2013-2 Class A3, 0.79% 1/15/18		1,295,000	1,294,658
Series 2013-SN1 Class A4, 0.9% 5/22/17		625,000	625,605
Series 2014-2 Class A2, 0.68% 7/17/17		10,000,000	9,997,800
Series 2014-3 Class A2, 0.81% 9/15/17		5,000,000	5,000,890
Series 2014-SN1:
Class A2A, 0.52% 10/20/16		1,998,794	1,997,487
Class A3, 0.75% 2/21/17		860,000	858,564
Ally Master Owner Trust:
Series 2012-3 Class A2, 1.21% 6/15/17		10,000,000	10,017,580
Series 2013-1:
Class A1, 0.623% 2/15/18 (e)		8,000,000	8,007,848
Class A2, 1% 2/15/18		240,000	240,358
Series 2015-1 Class A, 0.5722% 1/15/19 (e)		5,000,000	5,000,420
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.443% 1/15/20 (e)		5,000,000	4,999,075
Series 2012-2:
Class B, 0.99% 3/15/18		1,010,000	1,011,831
Class C, 1.29% 3/15/18 (d)		1,155,000	1,156,196
Series 2013-1 Class A, 0.593% 2/16/21 (e)		570,000	571,356
Series 2014-2 Class A, 1.26% 1/15/20		800,000	800,335
AmeriCredit Automobile Receivables T Series 2014-4 Class A2A, 0.74% 4/9/18		5,000,000	4,997,985
AmeriCredit Automobile Receivables Trust:
Series 2012-1 Class B, 1.73% 2/8/17		196,865	197,056
Series 2013-2 Class B, 1.19% 5/8/18		1,190,000	1,193,482
Series 2013-4 Class A2, 0.74% 11/8/16		735,134	735,140
Series 2013-5:
Class A3, 0.9% 9/10/18		1,890,000	1,889,546
Class B, 1.52% 1/8/19		315,000	315,574
Series 2014-2 Class B, 1.6% 7/8/19		345,000	344,051
Series 2015-1 Class A3, 1.26% 11/8/19		1,635,000	1,631,148
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (d)		1,040,759	1,040,527
Ascentium Equipment Receivables Trust Series 2015-1A Class A2, 1.25% 7/10/17 (d)		610,000	609,990
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16		16,414	16,416
Bank of America Credit Card Master Trust:
Series 2014-A2 Class A, 0.443% 9/16/19 (e)		10,000,000	9,995,780
Series 2014-A3 Class A, 0.4565% 1/15/20 (e)		10,000,000	9,995,180
Asset-Backed Securities - continued
		Principal Amount (b)	Value
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)		$ 40,267	$ 40,216
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.573% 9/15/17 (d)(e)		9,740,000	9,754,308
BMW Vehicle Lease Trust:
Series 2013-1 Class A3, 0.54% 9/21/15		234,731	234,722
Series 2015-1 Class A2A, 0.86% 2/21/17		5,000,000	5,001,700
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21		325,000	325,670
Capital Auto Receivables Asset Trust:
Series 2013-4 Class A3, 1.09% 3/20/18		985,000	984,392
Series 2014-1:
Class A3, 1.32% 6/20/18		705,000	707,207
Class B, 2.22% 1/22/19		220,000	222,720
Series 2014-2 Class A3, 1.26% 5/21/18		1,455,000	1,458,783
Series 2014-3 Class A3, 1.48% 11/20/18		710,000	708,718
Series 2014-B Class A1, 0.488% 2/21/17 (e)		5,000,000	4,989,205
Series 2015-1 Class A1B, 0.5935% 7/20/17 (e)		3,000,000	2,998,853
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.353% 2/15/19 (e)		15,000,000	15,002,100
Carmax Auto Owner Trust:
Series 2012-2 Class A3, 0.84% 3/15/17		262,009	262,253
Series 2012-3 Class A3, 0.52% 7/17/17		491,814	491,566
Series 2013-3 Class A2, 0.59% 8/15/16		1,040,131	1,040,196
Series 2013-4 Class A3, 0.8% 7/16/18		435,000	434,554
Series 2014-1:
Class B, 1.69% 8/15/19		100,000	99,681
Class C, 1.93% 11/15/19		145,000	144,489
Series 2014-2 Class A2, 0.46% 4/17/17		3,785,333	3,783,486
Series 2014-3 Class A2, 0.55% 8/15/17		7,000,000	6,995,002
Series 2014-4 Class A2A, 0.67% 2/15/18		5,000,000	4,996,345
Series 2015-1 Class A3, 1.38% 11/15/19		580,000	580,501
CCG Receivables Trust Series 2014-1 Class A2, 1.06% 11/15/21 (d)		572,697	572,847
Chase Issuance Trust:
Series 2012-A6 Class A, 0.303% 8/15/17 (e)		2,293,000	2,292,021
Series 2012-A9 Class A9, 0.323% 10/16/17 (e)		10,000,000	9,995,370
Series 2013-A8 Class A8, 1.01% 10/15/18		1,160,000	1,161,095
CIT Equipment Collateral:
Series 2013-VT1 Class A2, 0.65% 3/21/16 (d)		4,770,601	4,770,209
Series 2014-VT1 Class A2, 0.86% 5/22/17 (d)		5,000,000	4,991,820
Citibank Credit Card Issuance Trust:
Series 2013-A1 Class A1, 0.2715% 4/24/17 (e)		10,000,000	9,996,740
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Citibank Credit Card Issuance Trust: - continued
Series 2014-A2 Class A2, 1.02% 2/22/19		$ 1,345,000	$ 1,344,150
Series 2014-A3 Class A3, 0.371% 5/9/18 (e)		5,000,000	4,996,975
CNH Equipment Trust:
Series 2012-C Class A3, 0.57% 12/15/17		237,850	237,955
Series 2013-A Class A3, 0.69% 6/15/18		1,104,038	1,103,459
Series 2013-B Class A2, 0.44% 10/17/16		376,680	376,653
Series 2013-C Class A3, 1.02% 8/15/18		335,000	335,688
Series 2014-A Class A2, 0.49% 6/15/17		1,155,773	1,155,283
Series 2014-C:
Class A2, 0.63% 12/15/17		4,800,000	4,799,678
Class A3, 1.28% 11/15/19		765,000	762,967
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.773% 8/15/19 (d)(e)		645,000	646,440
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (d)		1,690,000	1,694,169
Dell Equipment Finance Trust Series 2014-1 Class A2, 0.64% 7/22/16 (d)		8,600,000	8,601,892
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (d)		509,949	512,515
Series 2014-1 Class A, 2.54% 5/20/27 (d)		791,090	792,131
Discover Card Master Trust:
Series 2012-A5 Class A5, 0.373% 1/16/18 (e)		15,000,000	14,998,275
Series 2014-A5 Class A, 1.39% 4/15/20		1,410,000	1,409,676
Dryrock Issuance Trust Series 2013-1 Class A, 0.5065% 7/16/18 (e)		710,000	710,268
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (d)		452,019	451,612
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (d)		3,745,000	3,748,520
Series 2013-1 Class A2, 0.68% 9/20/18 (d)		2,377,441	2,377,087
Series 2013-2 Class A2, 1.06% 3/20/19 (d)		395,924	396,608
Series 2014-1 Class A2, 0.87% 9/20/19 (d)		5,965,232	5,963,544
Series 2014-2 Class A2, 1.05% 3/20/20 (d)		2,390,000	2,388,793
Series 2015-1 Class A2, 1.3% 9/20/20 (d)		1,040,000	1,039,826
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (d)		145,466	144,917
Ford Credit Auto Lease Trust:
Series 2012-B:
Class B, 1.1% 12/15/15 (d)		217,242	217,328
Class C, 1.5% 3/15/17 (d)		290,000	290,370
Series 2013-B:
Class B, 1.23% 11/15/16		695,000	694,076
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Ford Credit Auto Lease Trust: - continued
Series 2013-B: - continued
Class C, 1.51% 8/15/17		$ 475,000	$ 476,375
Series 2014-B:
Class A2A, 0.51% 3/15/17		10,000,000	9,988,510
Class A4, 1.1% 11/15/17		580,000	581,395
Ford Credit Auto Owner Trust:
Series 2013-B Class A3, 0.57% 10/15/17		3,905,414	3,906,715
Series 2014-C Class A3, 1.06% 5/15/19		955,000	956,199
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18		12,150,000	12,154,253
Series 2013-3Q Class A2, 0.473% 6/15/17 (e)		4,360,000	4,359,346
Series 2013-5 Class A2, 0.643% 9/15/18 (e)		5,000,000	5,008,295
Series 2014-4 Class A1, 1.4% 8/15/19		2,185,000	2,184,714
Series 2015-1 Class A1, 1.42% 1/15/20		920,000	916,105
GE Capital Credit Card Master Note Trust:
Series 2010-1 Class C, 5.75% 3/15/18 (d)		625,000	626,583
Series 2012-4 Class A, 0.473% 6/15/18 (e)		17,275,000	17,274,067
GE Dealer Floorplan Master Note Trust:
Series 2012-4 Class A, 0.6135% 10/20/17 (e)		825,000	825,430
Series 2013-1 Class A, 0.5735% 4/20/18 (e)		2,310,000	2,310,268
Series 2014-1 Class A, 0.5535% 7/20/19 (e)		2,280,000	2,275,169
Series 2014-2 Class A, 0.618% 10/20/19 (e)		1,050,000	1,049,218
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20		700,000	700,517
GE Equipment Small Ticket LLC:
Series 2013-1A Class A2, 0.73% 1/25/16 (d)		1,048,049	1,048,449
Series 2014-1A:
Class A2, 0.59% 8/24/16 (d)		5,000,000	4,998,695
Class A3, 0.95% 9/25/17 (d)		1,520,000	1,516,609
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16		905,829	905,988
Series 2015-1:
Class A2, 0.89% 11/24/17		5,000,000	4,999,463
Class A3, 1.28% 2/25/19		299,000	298,956
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A2, 0.61% 7/20/16 (d)		2,286,529	2,285,077
Series 2014-2A Class A2, 0.73% 2/20/17 (d)		5,000,000	5,003,485
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (d)		895,000	893,710
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (d)		615,949	609,642
Honda Auto Receivables Owner Trust:
Series 2013-3 Class A4, 1.13% 9/16/19		265,000	265,685
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Honda Auto Receivables Owner Trust: - continued
Series 2013-4:
Class A3, 0.69% 9/18/17		$ 1,125,000	$ 1,124,836
Class A4, 1.04% 2/18/20		105,000	105,012
Series 2014-4 Class A3, 0.99% 9/17/18		825,000	824,364
Series 2015-1 Class A3, 1.05% 10/15/18		755,000	753,568
Huntington Auto Trust Series 2012-1 Class A3, 0.81% 9/15/16		204,624	204,707
Hyundai Auto Lease Securitization Trust Series 2014-B Class A4, 1.26% 9/17/18 (d)		310,000	310,749
Hyundai Auto Receivables Trust:
Series 2012-C Class A4, 0.73% 6/15/18		475,000	474,210
Series 2013-A Class A4, 0.75% 9/17/18		1,010,000	1,007,998
Series 2015-A Class A3, 1.05% 4/15/19		650,000	648,078
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.523% 5/15/18 (d)(e)		4,790,000	4,790,115
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17		2,032,293	2,034,658
Series 2014-B Class A2A, 0.54% 7/17/17		7,000,000	6,989,787
Kubota Credit Owner Trust:
Series 2014-1A Class A2, 0.58% 2/15/17 (d)		292,545	292,328
Series 2015-1A Class A3, 1.81% 3/15/19 (d)		1,290,000	1,286,998
Mercedes-Benz Auto Lease Trust:
Series 2013-A Class A4, 0.72% 12/17/18		1,195,000	1,195,392
Series 2013-B:
Class A2, 0.53% 9/15/15		41,518	41,517
Class A3, 0.62% 7/15/16		430,000	430,018
Series 2015-A:
Class A2A, 0.78% 2/15/17		5,000,000	5,000,900
Class A3, 1.1% 8/15/17		1,700,000	1,700,641
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)		9,155,000	9,157,316
Mmaf Equipment Finance LLC 2014-A Series 2014-AA Class A3, 0.87% 1/8/19 (d)		1,840,000	1,835,593
Motor PLC:
Series 2013-1 Class A1, 0.6683% 2/25/21 (d)(e)		205,083	205,153
Series 2014-1A Class A1, 0.651% 8/25/21 (d)(e)		542,893	543,324
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (d)		178,290	178,816
Series 2014-1A Class A, 2.25% 9/20/31 (d)		538,033	533,204
Navistar Financial Dealer Note Master Trust Series 2013-2 Class A, 0.8483% 9/25/18 (d)(e)		870,000	870,760
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Nissan Auto Lease Trust Series 2013-B Class A3, 0.75% 6/15/16		$ 9,590,000	$ 9,597,730
Nissan Auto Receivables Owner Trust:
Series 2012-B Class A3, 0.46% 10/17/16		574,849	574,833
Series 2014-B Class A3, 1.11% 5/15/19		570,000	569,944
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.643% 5/15/17 (e)		6,927,000	6,930,256
Series 2013-A Class A, 0.4665% 2/15/18 (e)		7,050,000	7,049,098
Series 2015-A:
Class A1, 0.5668% 1/15/20 (e)		5,000,000	5,002,555
Class A2, 1.44% 1/15/20		890,000	886,901
Porsche Innovative Lease Owner Trust Series 2013-1 Class A2, 0.54% 1/22/16 (d)		657,464	657,526
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)		22,143	21,645
Santander Drive Auto Receivables Trust:
Series 2014-1 Class A2A, 0.66% 6/15/17		1,707,920	1,708,007
Series 2014-4 Class A2A, 0.67% 1/16/18		5,000,000	4,996,120
Sierra Receivables Funding Co. LLC Series 2013-1A Class A, 1.59% 11/20/29 (d)		197,549	197,064
Sierra Timeshare Receivables Funding Co. LLC:
Series 2013-3A Class A, 2.2% 10/20/30 (d)		391,916	390,556
Series 2014-1A Class A, 2.07% 3/20/30 (d)		630,551	633,373
Series 2014-2A Class A, 2.05% 6/20/31 (d)		471,428	473,217
Series 2014-3A Class A, 2.3% 10/20/31 (d)		621,478	623,591
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.3061% 7/25/16 (e)		26,775	26,820
Series 2012-7 Class A2, 0.451% 9/25/19 (e)		4,424,458	4,417,020
Series 2013-1 Class A2, 0.421% 9/25/19 (e)		7,825,666	7,811,689
Series 2014-1 Class A1, 0.4483% 5/28/19 (e)		2,706,666	2,705,759
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (d)		551,367	552,827
Series 2012-4U.S. Class A3A, 0.97% 3/14/17		449,260	449,395
Series 2013-1U.S. Class A3A, 0.84% 9/14/16		306,362	306,414
Series 2013-2U.S. Class A4A, 1.18% 2/14/19		435,000	431,999
SMART Trust Series 2014-1U.S. Class A3A, 0.96% 2/14/18		1,245,000	1,242,537
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21		1,035,000	1,030,235
Series 2014-1 Class A, 1.61% 11/15/20		2,330,000	2,330,007
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18		$ 815,000	$ 812,926
Series 2014-C Class A4, 1.44% 4/15/20		200,000	200,173
Volkswagen Auto Lease Trust Series 2014-A Class A2A, 0.52% 10/20/16		3,185,118	3,184,172
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18		135,000	134,356
Series 2014-2 Class A4, 1.39% 5/20/21		1,380,000	1,374,171
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.5235% 7/22/19 (d)(e)		10,000,000	9,977,020
Class A2, 1.4% 7/22/19 (d)		1,290,000	1,292,377
Volvo Financial Equipment LLC Series 2014-1A Class A3, 0.82% 4/16/18 (d)		575,000	573,174
Wheels SPV LLC:
Series 2012-1 Class A2, 1.19% 3/20/21 (d)		6,736	6,738
Series 2014-1A Class A2, 0.87% 3/20/23 (d)		665,000	665,491
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19		745,000	752,516
World Omni Auto Receivables Trust:
Series 2014-B Class A2A, 0.6% 1/16/18		5,000,000	4,997,165
Series 2015-A Class A3, 1.34% 5/15/20		340,000	339,998
World Omni Automobile Lease Securitization Trust Series 2014-A Class A4, 1.37% 1/15/20		490,000	491,553
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.5165% 2/15/18 (d)(e)		1,175,000	1,175,207
TOTAL ASSET-BACKED SECURITIES (Cost $461,099,992)			460,831,332
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.6627% 2/25/34 (e)		28,167	28,660
Series 2004-H Class 2A2, 2.6436% 9/25/34 (e)		83,362	81,963
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6566% 10/18/54 (d)(e)		398,886	401,463
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3135% 12/20/54 (d)(e)		2,774,587	2,759,049
Series 2007-1 Class 3A1, 0.3735% 12/20/54 (e)		983,723	978,804
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (e)		384,528	384,441
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6566% 1/20/44 (e)		$ 35,368	$ 35,336
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (e)		800,418	798,974
Series 2004-3 Class 2A1, 0.5271% 9/20/44 (e)		533,454	532,483
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.9033% 10/15/54 (d)(e)		952,026	953,547
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7615% 12/22/54 (d)(e)		946,517	947,809
Sequoia Mortgage Trust Series 2010-H1 Class A1, 1.9915% 2/25/40 (e)		8,196	8,126
Silverstone Master Issuer PLC 1.8062% 1/21/55 (d)(e)		125,000	125,996
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.3738% 9/25/35 (e)		60,811	61,449
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.6069% 6/25/34 (e)		61,747	61,842
TOTAL PRIVATE SPONSOR			8,159,942
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.671% 4/25/33 (e)		2,566,794	2,597,237
Series 2003-44 Class FH, 0.921% 6/25/33 (e)		1,636,848	1,671,949
Series 2003-48 Class FA, 0.921% 6/25/33 (e)		1,921,904	1,948,065
Series 2006-33 Class CF, 0.471% 5/25/36 (e)		253,426	254,246
Series 2012-79 Class FM, 0.621% 7/25/42 (e)		1,640,758	1,644,715
floater planned amortization class:
Series 2004-52 Class PF 0.621% 12/25/33 (e)		3,609,573	3,626,126
Series 2005-90 Class FC, 0.421% 10/25/35 (e)		197,416	197,938
planned amortization class Series 2011-117 Class PF, 0.521% 7/25/39 (e)		4,733,336	4,759,432
sequential payer Series 2012-114 Class DF, 0.571% 8/25/39 (e)		48,213	48,339
sequential payer floater:
Series 2005-74 Class DF, 0.521% 7/25/35 (e)		6,394,947	6,429,559
Series 2005-83 Class FP, 0.501% 10/25/35 (e)		6,440,166	6,462,912
Series 2011-23 Class AB, 2.75% 6/25/20		104,537	107,307
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04:
Class 1M1, 2.1183% 11/25/24 (e)		654,050	660,097
Class 2M1, 2.2683% 11/25/24 (e)		341,565	345,055
Series 2015-C01 Class 1M1, 1.6735% 2/25/25 (e)		410,000	410,822
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Fannie Mae Connecticut Avenue Securities floater: - continued
1.6735% 2/25/25 (e)		$ 235,000	$ 235,325
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.6183% 9/25/24 (e)		858,652	859,422
Series 2014-HQ3 Class M1, 1.821% 10/25/24 (e)		651,901	653,937
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.622% 5/15/36 (e)		157,535	158,788
Series 2011-3913 Class FA, 0.672% 8/15/41 (e)		799,940	806,977
Series 2012-4077 Class MF, 0.672% 7/15/42 (e)		1,946,320	1,966,021
Series 2711 Class FC, 1.072% 2/15/33 (e)		427,952	435,714
Series 3346 Class FA, 0.402% 2/15/19 (e)		1,880,192	1,882,565
Series 3830 Class FD, 0.532% 3/15/41 (e)		2,640,543	2,656,510
Series 3879 Class AF, 0.602% 6/15/41 (e)		837,896	843,979
floater planned amortization class:
Series 2953 Class LF, 0.472% 12/15/34 (e)		2,709,432	2,718,665
Series 3102 Class FD, 0.472% 1/15/36 (e)		491,613	493,631
Series 3117 Class JF, 0.472% 2/15/36 (e)		195,348	196,119
Series 4020 Class EF 0.622% 2/15/42 (e)		5,751,607	5,781,889
Series 4057 Class EF, 0.522% 12/15/41 (e)		17,744,325	17,791,800
floater sequential payer:
Series 2828 Class TF, 0.622% 10/15/30 (e)		2,422,504	2,427,806
Series 3046 Class F, 0.542% 3/15/33 (e)		2,925,686	2,932,636
Series 3325:
Class FM, 0.602% 5/15/37 (e)		365,687	367,664
Class FN, 0.602% 5/15/37 (e)		365,687	367,664
planned amortization class Series 3081 Class CP 5.5% 10/15/34		167,394	168,427
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (e)		3,861,205	3,881,083
sequential payer Series 4226 Class EF, 0.522% 12/15/35 (e)		8,629,575	8,652,794
Series 3335 Class AF, 0.322% 10/15/20 (e)		756,282	757,631
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.772% 11/16/39 (e)		307,840	310,986
Series 2009-116 Class KF, 0.702% 12/16/39 (e)		248,737	250,978
Series 2009-127 Class FA, 0.718% 9/20/38 (e)		354,937	358,284
Series 2010-9 Class FA, 0.692% 1/16/40 (e)		400,639	404,209
Series 2012-113 Class FJ, 0.418% 1/20/42 (e)		655,858	655,971
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-84 Class FH, 0.622% 7/16/42 (e)		$ 3,250,495	$ 3,272,973
floater sequential payer Series 2010-120 Class FB 0.468% 9/20/35 (e)		223,494	223,832
TOTAL U.S. GOVERNMENT AGENCY			93,678,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $101,713,834)			101,838,021
Commercial Mortgage Securities - 1.1%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43		420,000	421,928
Series 2006-2 Class A4, 5.729% 5/10/45 (e)		750,000	775,181
Series 2006-4 Class A4, 5.634% 7/10/46		341,270	354,906
Series 2006-5 Class AM, 5.448% 9/10/47		60,000	62,553
Series 2006-1 Class A4, 5.372% 9/10/45 (e)		1,520,000	1,548,758
Series 2007-4 Class AM, 5.8207% 2/10/51 (e)		50,000	54,286
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41		232,156	232,511
Series 2006-PW14 Class A4, 5.201% 12/11/38		625,000	659,096
Series 2007-PW17 Class AAB, 5.703% 6/11/50		231,931	233,221
Series 2006-T24 Class A4, 5.537% 10/12/41		1,159,679	1,219,661
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (d)(e)		3,000,000	3,010,305
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46		690,292	690,718
Series 2014-GC19 Class A1, 1.199% 3/10/47		354,759	353,959
Series 2014-GC2 Class A1, 1.392% 7/10/47		373,761	373,235
Series 2014-GC21 Class A1, 1.242% 5/10/47		610,605	608,408
Series 2014-GC25 Class A1, 1.485% 10/10/47		158,519	158,387
Series 2015-GC27 Class A1, 1.353% 2/10/48		740,000	737,145
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (d)(e)		2,750,000	2,739,844
Series 2014-CR15 Class A1, 1.218% 2/10/47		907,289	903,104
Series 2014-CR17 Class A1, 1.275% 5/10/47		404,612	403,340
Series 2014-CR18 Class A1, 1.442% 7/15/47		610,976	611,034
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
COMM Mortgage Trust: - continued
Series 2014-CR19 Class A1, 1.415% 8/10/47		$ 527,966	$ 527,040
Series 2014-CR20 Class A1, 1.324% 11/10/47		357,108	355,600
Series 2014-CR21 Class A1, 1.494% 12/10/47		202,355	202,666
Series 2014-LC15 Class A1, 1.259% 4/10/47		715,774	712,344
Series 2014-LC17 Class A1, 1.381% 10/10/47		464,067	460,279
Series 2014-UBS2 Class A1, 1.298% 3/10/47		463,452	462,885
Series 2014-UBS4 Class A1, 1.309% 8/10/47		245,671	245,081
Series 2014-UBS5 Class A1, 1.373% 9/10/47		928,516	927,972
Series 2014-UBS6 Class A1, 1.445% 12/10/47		621,601	620,808
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.017% 2/13/32 (d)(e)		400,000	398,897
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44		16,711	16,718
Series 2005-C6 Class A5B, 5.167% 6/10/44 (e)		210,000	212,277
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44		150,743	151,621
Del Coronado Trust floater Series 2013-HDC Class A, 0.967% 3/15/26 (d)(e)		1,500,000	1,499,474
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (d)(e)		818,412	815,752
Class A2FL, 0.871% 12/5/31 (d)(e)		1,110,000	1,106,571
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17		1,505,000	1,516,105
Series K712 Class A1, 1.369% 5/25/19		1,757,560	1,764,102
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (d)(e)		3,000,000	2,999,158
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (e)		878,752	913,233
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (e)		5,377,000	5,484,449
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (d)(e)		920,000	920,000
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46		438,912	440,516
Series 14-GC20 Class A1, 1.343% 4/10/47		276,139	275,423
Series 2012-GC6 Class A1, 1.282% 1/10/45		28,523	28,614
Series 2014-GC22 Class A1, 1.29% 6/10/47		426,396	425,128
Series 2014-GC24 Class A1, 1.509% 9/10/47		777,299	778,797
Series 2015-GC28 Class A1, 1.528% 2/10/48		1,200,000	1,200,309
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (d)(e)		1,285,046	1,284,671
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (d)(e)		$ 1,314,000	$ 1,314,957
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (d)		444,076	443,193
Series 2013-C14 Class A1, 1.2604% 8/15/46		831,452	833,213
Series 2014-C19 Class A1, 1.2661% 4/15/47		480,245	479,393
Series 2014-C22 Class A1, 1.451% 9/15/47		228,252	228,293
Series 2014-C23 Class A1, 1.6502% 9/15/47		333,278	334,434
Series 2014-C24 Class A1, 1.5386% 11/15/47		139,422	139,348
Series 2014-C26 Class A1, 1.5962% 1/15/48		1,586,964	1,586,054
Series 2015-C27 Class A1, 1.4137% 2/15/48		1,000,000	996,337
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45		33,193	33,210
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.073% 4/15/27 (d)(e)		2,500,000	2,499,485
Series 2014-FL5 Class A, 1.1465% 7/15/31 (d)(e)		2,550,000	2,532,252
sequential payer Series 2006-LDP8 Class A4, 5.399% 5/15/45		2,635,076	2,757,064
Series 2014-C20 Class A1, 1.2682% 7/15/47		486,261	485,042
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31		4,948,517	5,047,581
Series 2004-C1 Class A4, 4.568% 1/15/31		33,653	34,264
Series 2005-C7 Class A4, 5.197% 11/15/30		1,341,924	1,350,964
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (e)		335,000	354,099
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8701% 6/12/46 (e)		447,583	467,025
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47		455,195	457,195
Series 2014-C14 Class A1, 1.25% 2/15/47		170,825	170,062
Series 2014-C16 Class A1, 1.294% 6/15/47		305,469	303,790
Series 2014-C17 Class A1, 1.551% 8/15/47		578,888	578,804
Series 2014-C19 Class A1, 1.573% 12/15/47		1,082,287	1,084,368
Morgan Stanley Capital I Trust:
sequential payer Series 2005-HQ6 Class A4A, 4.989% 8/13/42		14,300	14,298
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)		1,120,686	1,164,055
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47		1,362,320	1,361,222
Series 2015-C26 Class A1, 1.454% 2/15/48		850,000	846,048
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C4 Class A1, 1.607% 6/15/44 (d)		$ 108,764	$ 108,939
Series 2013-C16 Class A1, 1.406% 9/15/46		518,784	521,572
Series 2013-C17 Class A1, 1.154% 12/15/46		359,669	360,146
Series 2013-UBS1 Class A1, 1.122% 3/15/46		285,203	285,455
Series 2014-C20 Class A1, 1.283% 5/15/47		771,212	770,387
Series 2014-C21 Class A1, 1.413% 8/15/47		930,053	930,622
Series 2014-C22 Class A1, 1.479% 9/15/57		559,981	560,562
Series 2014-C23 Class A1, 1.663% 10/15/57		274,929	276,241
Series 2014-C24 Class A1, 1.39% 11/15/47		116,357	116,019
Series 2014-LC14 Class A1, 1.193% 3/15/47		495,277	493,862
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,349,877)			75,217,925
Municipal Securities - 0.0%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16		1,475,000	1,484,661
Univ. of California Revs. Bonds Series 2011 Y1, 0.671%, tender 7/1/17 (e)		445,000	444,898
TOTAL MUNICIPAL SECURITIES (Cost $1,920,000)			1,929,559
Foreign Government and Government Agency Obligations - 0.1%

Republic of Iceland 4.875% 6/16/16 (d)		2,240,000	2,339,178
Turkish Republic 4.557% 10/10/18 (d)		825,000	865,013
United Mexican States 7.75% 12/14/17	MXN	36,150,000	2,629,630
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,842,622)			5,833,821
Bank Notes - 0.0%

Union Bank NA 2.125% 6/16/17 (Cost $1,347,550)		1,330,000	1,346,878
Fixed-Income Funds - 3.3%
	Shares	Value
Bank Loan Funds - 3.3%
Fidelity Floating Rate High Income Fund (c) (Cost $238,769,956)	23,962,993	$ 233,399,555
Short-Term Funds - 61.9%

Short-Term Funds - 61.9%
BlackRock Low Duration Bond Portfolio	29,069,922	282,268,939
Delaware Limited-Term Diversified Income Fund - Class A	18,044,134	154,818,666
Fidelity Conservative Income Bond Fund Institutional Class (c)	42,820,509	429,489,706
Fidelity Short-Term Bond Fund (c)	91,212,529	784,427,747
Janus Short-Term Bond Fund - Class T	77,504,394	236,388,401
JPMorgan Short Duration Bond Fund - Select Class Shares	27,712,189	301,785,738
Metropolitan West Low Duration Bond Fund - Class M	72,274,401	636,014,727
PIMCO Short-Term Fund	147,412,926	1,443,172,541
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	24,386,040	117,540,714
TOTAL SHORT-TERM FUNDS (Cost $4,394,537,518)		4,385,907,179
Money Market Funds - 7.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(c)	476,702,404	476,702,404
SSgA U.S. Treasury Money Market Fund, 0% (a)	28,798,355	28,798,355
TOTAL MONEY MARKET FUNDS (Cost $505,500,759)		505,500,759
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,104,177,121)		7,092,290,712
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,957,262)
NET ASSETS - 100%		$ 7,088,333,450
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Amount is stated in United States dollars unless otherwise noted.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,712,650 or 5.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 422,827,519	$ 29,829,630	$ 22,728,779	$ 1,160,110	$ 429,489,706
Fidelity Floating Rate High Income Fund	209,027,618	29,185,755	-	4,864,072	233,399,555
Fidelity Institutional Money Market Portfolio Institutional Class	308,767,467	292,889,079	124,954,142	324,169	476,702,404
Fidelity Short-Term Bond Fund	730,961,639	93,015,441	37,761,511	5,307,390	784,427,747
Total	$ 1,671,584,243	$ 444,919,905	$ 185,444,432	$ 11,655,741	$ 1,924,019,412
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,213,982,006	$ -	$ 1,213,982,006	$ -
U.S. Government and Government Agency Obligations	56,112,244	-	56,112,244	-
U.S. Government Agency - Mortgage Securities	50,391,433	-	50,391,433	-
Asset-Backed Securities	460,831,332	-	460,831,332	-
Collateralized Mortgage Obligations	101,838,021	-	101,838,021	-
Commercial Mortgage Securities	75,217,925	-	75,217,925	-
Municipal Securities	1,929,559	-	1,929,559	-
Foreign Government and Government Agency Obligations	5,833,821	-	5,833,821	-
Bank Notes	1,346,878	-	1,346,878	-
Fixed-Income Funds	233,399,555	233,399,555	-	-
Short-Term Funds	4,385,907,179	4,385,907,179	-	-
Money Market Funds	505,500,759	505,500,759	-	-
Total Investments in Securities:	$ 7,092,290,712	$ 5,124,807,493	$ 1,967,483,219	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $7,104,699,384. Net unrealized depreciation aggregated $12,408,672, of which $17,286,270 related to appreciated investment securities and $29,694,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2015

1.912902.104

SUF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
Autoliv, Inc.	160,900	$ 18,101,250
Cooper Tire & Rubber Co.	265,127	10,090,734
Johnson Controls, Inc.	343,500	17,453,235
Lear Corp.	343,394	37,402,474
TRW Automotive Holdings Corp. (a)	190,400	19,847,296
		102,894,989
Automobiles - 0.6%
Ford Motor Co.	3,935,900	64,312,606
General Motors Co.	283,000	10,558,730
Harley-Davidson, Inc.	54,500	3,464,565
		78,335,901
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	272,788	7,542,588
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	309,300	18,390,978
Carnival Corp. unit	212,200	9,334,678
Hyatt Hotels Corp. Class A (a)	16,800	1,017,072
McDonald's Corp.	369,461	36,539,693
Royal Caribbean Cruises Ltd.	85,500	6,533,910
Six Flags Entertainment Corp.	157,728	7,143,501
Wyndham Worldwide Corp.	30,900	2,826,732
		81,786,564
Household Durables - 0.6%
Garmin Ltd.	63,400	3,146,542
Lennar Corp. Class A	510,600	25,637,226
Newell Rubbermaid, Inc.	144,600	5,681,334
PulteGroup, Inc.	135,600	3,059,136
Toll Brothers, Inc. (a)	59,500	2,279,445
Whirlpool Corp.	193,500	41,012,325
		80,816,008
Leisure Products - 0.0%
Hasbro, Inc.	65,100	4,056,707
Media - 2.5%
CBS Corp. Class B	159,400	9,420,540
Comcast Corp. Class A	201,762	11,980,628
DIRECTV (a)	671,600	59,503,760
Gannett Co., Inc.	610,200	21,601,080
Liberty Broadband Corp.:
Class A (a)	25,161	1,304,849
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Broadband Corp.: - continued
Class C (a)	81,125	$ 4,223,368
Liberty Global PLC Class C	479,807	25,031,531
Liberty Media Corp.:
Class A (a)	116,554	4,494,905
Class C (a)	233,107	8,997,930
News Corp. Class A (a)	129,100	2,230,203
Omnicom Group, Inc.	191,661	15,244,716
Scripps Networks Interactive, Inc. Class A	103,568	7,487,966
Starz Series A (a)	476,400	15,835,536
Time Warner Cable, Inc.	217,270	33,470,444
Time Warner, Inc.	974,500	79,772,570
Time, Inc.	145,431	3,446,715
Viacom, Inc. Class B (non-vtg.)	322,000	22,520,680
		326,567,421
Multiline Retail - 1.1%
Big Lots, Inc.	160,800	7,671,768
Dillard's, Inc. Class A	123,700	16,100,792
Kohl's Corp.	553,500	40,848,300
Macy's, Inc.	887,431	56,547,103
Nordstrom, Inc.	88,300	7,101,969
Target Corp.	265,900	20,429,097
		148,699,029
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	158,700	3,926,238
AutoNation, Inc. (a)	44,400	2,730,600
AutoZone, Inc. (a)	17,300	11,118,364
Bed Bath & Beyond, Inc. (a)	62,900	4,696,114
Best Buy Co., Inc.	434,100	16,539,210
Foot Locker, Inc.	52,200	2,932,074
GameStop Corp. Class A	28,200	1,042,554
Gap, Inc.	445,267	18,523,107
Home Depot, Inc.	325,073	37,302,127
Penske Automotive Group, Inc.	45,300	2,234,649
Staples, Inc.	107,100	1,795,532
		102,840,569
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Coach, Inc.	93,500	$ 4,071,925
Fossil Group, Inc. (a)	16,900	1,453,569
		5,525,494
TOTAL CONSUMER DISCRETIONARY		939,065,270
CONSUMER STAPLES - 4.7%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	134,400	6,209,280
Diageo PLC sponsored ADR	131,000	15,569,350
		21,778,630
Food & Staples Retailing - 1.9%
CVS Health Corp.	485,335	50,411,746
Kroger Co.	624,400	44,426,060
Wal-Mart Stores, Inc.	1,707,700	143,327,261
Walgreens Boots Alliance, Inc.	242,000	20,105,360
		258,270,427
Food Products - 2.0%
Archer Daniels Midland Co.	852,800	40,832,064
Bunge Ltd.	277,600	22,702,128
Campbell Soup Co.	106,200	4,947,858
ConAgra Foods, Inc.	1,156,000	40,436,880
Fresh Del Monte Produce, Inc.	235,200	8,281,392
General Mills, Inc.	318,600	17,137,494
Ingredion, Inc.	284,500	23,388,745
Kellogg Co.	225,176	14,519,348
Kraft Foods Group, Inc.	148,800	9,532,128
Mondelez International, Inc.	419,300	15,486,846
Pilgrims Pride Corp.	92,500	2,537,275
The Hershey Co.	121,000	12,557,380
The J.M. Smucker Co.	33,800	3,898,830
Tyson Foods, Inc. Class A	775,296	32,027,478
Unilever NV (NY Reg.)	401,000	17,431,470
		265,717,316
Household Products - 0.2%
Energizer Holdings, Inc.	24,400	3,265,452
Kimberly-Clark Corp.	192,300	21,087,618
		24,353,070
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Coty, Inc. Class A	502,000	$ 11,345,200
Tobacco - 0.3%
Philip Morris International, Inc.	524,200	43,487,632
TOTAL CONSUMER STAPLES		624,952,275
ENERGY - 7.4%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc.	236,000	7,318,360
Baker Hughes, Inc.	156,000	9,751,560
Ensco PLC Class A	385,800	9,440,526
Halliburton Co.	652,200	28,005,468
Helmerich & Payne, Inc.	201,300	13,499,178
Noble Corp.	962,700	16,019,328
Paragon Offshore PLC	239,133	492,614
Parker Drilling Co. (a)	1,082,600	3,345,234
		87,872,268
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	83,717	7,051,483
Apache Corp.	175,400	11,548,336
Canadian Natural Resources Ltd.	388,858	11,310,197
Chevron Corp.	1,218,400	129,978,912
Cimarex Energy Co.	12,900	1,414,872
ConocoPhillips Co.	1,398,800	91,201,760
Devon Energy Corp.	203,800	12,552,042
Energen Corp.	117,209	7,576,390
EOG Resources, Inc.	195,410	17,532,185
EQT Corp.	132,350	10,562,854
Exxon Mobil Corp.	2,501,480	221,481,039
Hess Corp.	270,800	20,331,664
Marathon Oil Corp.	563,900	15,710,254
Marathon Petroleum Corp.	867,363	91,073,115
Murphy Oil Corp.	219,800	11,185,622
Occidental Petroleum Corp.	625,920	48,746,650
Phillips 66 Co.	1,295,533	101,647,519
Pioneer Natural Resources Co.	68,400	10,432,368
QEP Resources, Inc.	382,294	8,211,675
Rice Energy, Inc. (a)	102,520	2,007,342
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	32,100	$ 2,948,064
Valero Energy Corp.	958,400	59,123,696
		893,628,039
TOTAL ENERGY		981,500,307
FINANCIALS - 19.8%
Banks - 9.2%
Banco Santander SA (Spain) sponsored ADR	1,792,376	13,048,497
Bank of America Corp.	8,144,900	128,770,869
BB&T Corp.	467,300	17,780,765
CIT Group, Inc.	285,300	13,195,125
Citigroup, Inc.	2,964,749	155,412,143
Comerica, Inc.	92,700	4,243,806
Commerce Bancshares, Inc.	50,195	2,084,096
Fifth Third Bancorp	1,594,351	30,866,635
First Republic Bank	275,000	15,675,000
Huntington Bancshares, Inc.	1,820,100	19,911,894
JPMorgan Chase & Co.	4,784,390	293,187,419
KeyCorp	1,236,100	17,218,873
M&T Bank Corp.	111,000	13,431,000
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,162,000	14,117,860
PNC Financial Services Group, Inc.	726,200	66,781,352
Regions Financial Corp.	3,535,500	33,976,155
SunTrust Banks, Inc.	1,178,200	48,306,200
U.S. Bancorp	834,700	37,235,967
Wells Fargo & Co.	5,458,427	299,067,215
		1,224,310,871
Capital Markets - 2.3%
Ameriprise Financial, Inc.	364,900	48,761,587
Bank of New York Mellon Corp.	577,700	22,611,178
BlackRock, Inc. Class A	84,347	31,328,163
Eaton Vance Corp. (non-vtg.)	39,900	1,679,790
Franklin Resources, Inc.	318,900	17,166,387
Goldman Sachs Group, Inc.	363,800	69,045,602
Invesco Ltd.	222,400	8,956,048
Morgan Stanley	1,568,200	56,125,878
Northern Trust Corp.	103,300	7,213,439
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	446,900	$ 33,271,705
T. Rowe Price Group, Inc.	88,400	7,301,840
		303,461,617
Consumer Finance - 1.7%
Ally Financial, Inc. (a)	351,786	7,310,113
American Express Co.	541,800	44,205,462
Capital One Financial Corp.	1,020,109	80,292,779
Discover Financial Services	1,027,919	62,682,501
Navient Corp.	615,300	13,167,420
Nelnet, Inc. Class A	227,900	10,624,698
		218,282,973
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	376,420	55,488,072
The NASDAQ OMX Group, Inc.	55,600	2,788,896
Voya Financial, Inc.	82,000	3,623,580
		61,900,548
Insurance - 6.0%
ACE Ltd.	351,483	40,072,577
AFLAC, Inc.	574,600	35,768,850
Alleghany Corp. (a)	8,500	4,016,590
Allstate Corp.	1,007,576	71,134,866
American Financial Group, Inc.	290,900	18,326,700
American International Group, Inc.	741,400	41,021,662
Aon PLC	90,409	9,073,447
Arch Capital Group Ltd. (a)	43,200	2,555,712
Assurant, Inc.	342,100	20,960,467
Assured Guaranty Ltd.	65,200	1,729,104
Axis Capital Holdings Ltd.	288,900	14,973,687
Cincinnati Financial Corp.	55,500	2,928,180
Everest Re Group Ltd.	120,400	21,362,572
Genworth Financial, Inc. Class A (a)	504,800	3,912,200
Hanover Insurance Group, Inc.	168,500	11,835,440
Hartford Financial Services Group, Inc.	1,308,000	53,575,680
HCC Insurance Holdings, Inc.	67,900	3,794,252
Lincoln National Corp.	746,293	43,016,329
Loews Corp.	55,500	2,276,055
Markel Corp. (a)	4,700	3,503,568
MetLife, Inc.	1,069,836	54,379,764
Montpelier Re Holdings Ltd.	187,300	6,750,292
PartnerRe Ltd.	176,800	20,243,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	147,800	$ 7,562,926
Progressive Corp.	199,600	5,319,340
Prudential Financial, Inc.	762,783	61,671,006
Reinsurance Group of America, Inc.	42,300	3,777,813
RenaissanceRe Holdings Ltd.	57,800	5,926,234
The Chubb Corp.	828,800	83,252,960
The Travelers Companies, Inc.	887,159	95,316,363
Torchmark Corp.	179,800	9,574,350
Unum Group	692,300	23,233,588
Validus Holdings Ltd.	73,488	3,060,040
W.R. Berkley Corp.	45,500	2,270,905
XL Group PLC Class A	261,028	9,449,214
		797,626,333
Real Estate Investment Trusts - 0.0%
American Homes 4 Rent Class A	304,475	5,081,688
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	221,400	3,677,454
People's United Financial, Inc.	104,400	1,579,572
Radian Group, Inc.	585,400	9,255,174
		14,512,200
TOTAL FINANCIALS		2,625,176,230
HEALTH CARE - 10.7%
Biotechnology - 1.7%
Amgen, Inc.	690,500	108,905,660
Gilead Sciences, Inc. (a)	760,038	78,686,734
Myriad Genetics, Inc. (a)	119,130	4,058,759
United Therapeutics Corp. (a)	190,900	29,599,045
		221,250,198
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	930,600	64,350,990
Medtronic PLC	1,063,857	82,544,665
St. Jude Medical, Inc.	144,200	9,615,256
Zimmer Holdings, Inc.	503,077	60,565,440
		217,076,351
Health Care Providers & Services - 2.8%
Aetna, Inc.	797,000	79,341,350
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Anthem, Inc.	575,191	$ 84,236,722
Cigna Corp.	141,900	17,259,297
Express Scripts Holding Co. (a)	284,049	24,084,515
HCA Holdings, Inc. (a)	158,800	11,360,552
Humana, Inc.	217,600	35,769,088
Laboratory Corp. of America Holdings (a)	21,300	2,620,539
McKesson Corp.	23,750	5,431,625
Omnicare, Inc.	185,324	14,221,764
Quest Diagnostics, Inc.	191,503	13,432,020
UnitedHealth Group, Inc.	802,800	91,222,164
		378,979,636
Pharmaceuticals - 4.6%
AbbVie, Inc.	782,539	47,343,610
Johnson & Johnson	1,282,326	131,451,238
Merck & Co., Inc.	2,291,666	134,154,128
Novartis AG sponsored ADR	162,400	16,629,760
Pfizer, Inc.	7,487,413	256,968,014
Shire PLC sponsored ADR	26,646	6,445,934
Teva Pharmaceutical Industries Ltd. sponsored ADR	270,538	15,426,077
		608,418,761
TOTAL HEALTH CARE		1,425,724,946
INDUSTRIALS - 8.2%
Aerospace & Defense - 3.7%
Engility Holdings, Inc.	35,083	1,266,496
Exelis, Inc.	679,200	16,436,640
General Dynamics Corp.	380,131	52,754,580
Honeywell International, Inc.	368,251	37,848,838
Huntington Ingalls Industries, Inc.	16,000	2,261,280
L-3 Communications Holdings, Inc.	310,300	40,162,129
Lockheed Martin Corp.	304,960	61,007,248
Northrop Grumman Corp.	441,900	73,227,249
Raytheon Co.	687,249	74,752,074
Rockwell Collins, Inc.	67,600	6,021,808
Textron, Inc.	93,800	4,156,278
The Boeing Co.	386,200	58,258,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.	515,750	$ 62,875,083
Vectrus, Inc. (a)	37,733	1,200,287
		492,228,260
Airlines - 0.4%
Alaska Air Group, Inc.	70,000	4,455,500
Delta Air Lines, Inc.	992,430	44,182,984
United Continental Holdings, Inc. (a)	95,153	6,202,073
		54,840,557
Building Products - 0.0%
Owens Corning	39,900	1,582,434
Commercial Services & Supplies - 0.3%
ADT Corp.	56,800	2,227,696
Deluxe Corp.	191,700	12,757,635
Pitney Bowes, Inc.	44,500	1,031,065
R.R. Donnelley & Sons Co.	640,600	12,216,242
The Brink's Co.	350,600	9,865,884
		38,098,522
Construction & Engineering - 0.0%
Tutor Perini Corp. (a)	185,700	4,321,239
Electrical Equipment - 0.3%
Eaton Corp. PLC	160,800	11,418,408
Emerson Electric Co.	426,450	24,699,984
Rockwell Automation, Inc.	45,900	5,372,136
		41,490,528
Industrial Conglomerates - 1.2%
General Electric Co.	6,012,500	156,264,875
Machinery - 1.6%
AGCO Corp.	220,261	10,955,782
Caterpillar, Inc.	236,800	19,630,720
Crane Co.	145,736	9,739,537
Cummins, Inc.	85,800	12,203,334
Deere & Co.	792,800	71,827,680
Illinois Tool Works, Inc.	174,100	17,211,526
Ingersoll-Rand PLC	203,816	13,694,397
Lincoln Electric Holdings, Inc.	29,000	2,002,160
Oshkosh Corp.	270,000	13,173,300
PACCAR, Inc.	120,000	7,686,000
Parker Hannifin Corp.	74,900	9,189,481
Snap-On, Inc.	29,300	4,313,839
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Stanley Black & Decker, Inc.	70,000	$ 6,883,800
Timken Co.	121,900	5,178,312
		203,689,868
Professional Services - 0.0%
Dun & Bradstreet Corp.	19,600	2,596,608
Manpower, Inc.	26,500	2,132,190
		4,728,798
Road & Rail - 0.5%
AMERCO	6,500	2,124,330
CSX Corp.	1,453,269	49,861,659
Norfolk Southern Corp.	156,600	17,094,456
Ryder System, Inc.	18,000	1,691,820
		70,772,265
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	13,170,663
TAL International Group, Inc.	236,100	9,852,453
		23,023,116
TOTAL INDUSTRIALS		1,091,040,462
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	2,822,292	34,968,198
Cisco Systems, Inc.	4,952,716	146,154,649
Harris Corp.	322,700	25,067,336
Juniper Networks, Inc.	143,500	3,431,085
QUALCOMM, Inc.	85,258	6,182,058
		215,803,326
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	50,300	3,116,588
Avnet, Inc.	108,700	4,979,547
Corning, Inc.	1,819,131	44,386,796
Flextronics International Ltd. (a)	1,302,700	15,866,886
TE Connectivity Ltd.	1,081,238	77,989,697
Tech Data Corp. (a)	166,200	9,888,900
Vishay Intertechnology, Inc.	590,800	8,412,992
Zebra Technologies Corp. Class A (a)	12,456	1,134,119
		165,775,525
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
eBay, Inc. (a)	310,000	$ 17,952,100
IT Services - 0.7%
Accenture PLC Class A	226,600	20,400,798
Amdocs Ltd.	363,200	19,068,000
Computer Sciences Corp.	74,200	5,262,264
CSG Systems International, Inc.	185,800	5,557,278
Fidelity National Information Services, Inc.	98,285	6,643,083
Teradata Corp. (a)	51,800	2,306,136
The Western Union Co.	176,700	3,449,184
Xerox Corp.	2,433,300	33,214,545
		95,901,288
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	3,372,900	112,148,925
Lam Research Corp.	58,000	4,782,680
NVIDIA Corp.	290,500	6,408,430
NXP Semiconductors NV (a)	87,696	7,444,952
ON Semiconductor Corp. (a)	499,834	6,372,884
Texas Instruments, Inc.	283,000	16,640,400
		153,798,271
Software - 2.8%
Activision Blizzard, Inc.	552,369	12,881,245
Adobe Systems, Inc. (a)	247,000	19,537,700
CA Technologies, Inc.	150,100	4,881,252
Microsoft Corp.	4,470,638	196,037,476
Oracle Corp.	3,031,939	132,859,567
Symantec Corp.	151,400	3,809,224
		370,006,464
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,195,530	282,037,784
EMC Corp.	3,524,328	101,994,052
Hewlett-Packard Co.	2,305,300	80,316,652
NetApp, Inc.	444,600	17,183,790
Seagate Technology LLC	612,784	37,453,358
Western Digital Corp.	582,525	62,318,525
		581,304,161
TOTAL INFORMATION TECHNOLOGY		1,600,541,135
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 1.8%
Cabot Corp.	272,700	$ 12,304,224
Celanese Corp. Class A	338,100	19,308,891
CF Industries Holdings, Inc.	129,900	39,779,277
E.I. du Pont de Nemours & Co.	382,300	29,762,055
Eastman Chemical Co.	343,871	25,604,635
Ecolab, Inc.	103,000	11,900,620
Huntsman Corp.	1,102,035	24,751,706
LyondellBasell Industries NV Class A	281,900	24,218,029
Stepan Co.	142,400	5,849,792
The Dow Chemical Co.	718,300	35,369,092
The Mosaic Co.	118,200	6,295,332
Valspar Corp.	27,800	2,408,870
		237,552,523
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	121,000	17,221,930
Containers & Packaging - 0.5%
Avery Dennison Corp.	175,958	9,422,551
Ball Corp.	50,300	3,607,013
Bemis Co., Inc.	51,800	2,527,840
Crown Holdings, Inc. (a)	258,689	13,710,517
MeadWestvaco Corp.	59,900	3,178,294
Packaging Corp. of America	35,100	2,908,386
Rock-Tenn Co. Class A	444,200	30,489,888
Sonoco Products Co.	45,700	2,140,131
		67,984,620
Metals & Mining - 0.2%
Barrick Gold Corp.	348,750	4,536,177
Freeport-McMoRan, Inc.	391,500	8,468,145
Nucor Corp.	59,100	2,779,473
Steel Dynamics, Inc.	496,400	9,044,408
		24,828,203
Paper & Forest Products - 0.3%
Domtar Corp.	211,100	9,541,720
International Paper Co.	340,098	19,184,928
Schweitzer-Mauduit International, Inc.	199,000	9,317,180
		38,043,828
TOTAL MATERIALS		385,631,104
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,973,600	$ 68,207,616
CenturyLink, Inc.	192,000	7,269,120
Verizon Communications, Inc.	1,300,370	64,303,297
		139,780,033
UTILITIES - 2.5%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	932,600	53,699,108
Duke Energy Corp.	253,100	19,881,005
Edison International	116,700	7,497,975
Entergy Corp.	414,600	32,964,846
Eversource Energy	135,600	7,017,300
Exelon Corp.	1,328,600	45,066,112
FirstEnergy Corp.	624,700	21,852,006
Great Plains Energy, Inc.	51,100	1,359,771
ITC Holdings Corp.	430,000	16,653,900
OGE Energy Corp.	49,900	1,622,249
Pinnacle West Capital Corp.	37,500	2,403,000
		210,017,272
Gas Utilities - 0.1%
National Fuel Gas Co.	210,000	13,526,100
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	2,363,058	30,648,862
Multi-Utilities - 0.6%
Alliant Energy Corp.	55,800	3,548,880
Ameren Corp.	121,800	5,165,538
Consolidated Edison, Inc.	99,300	6,269,802
DTE Energy Co.	60,100	4,930,003
Public Service Enterprise Group, Inc.	920,100	38,699,406
SCANA Corp.	257,700	14,676,015
		73,289,644
Water Utilities - 0.0%
American Water Works Co., Inc.	73,800	3,991,104
TOTAL UTILITIES		331,472,982
TOTAL COMMON STOCKS (Cost $7,403,358,491)		10,144,884,744
Equity Funds - 20.8%
	Shares	Value
Large Value Funds - 15.5%
Invesco Diversified Dividend Fund - Class A	30,588,504	$ 569,557,935
JPMorgan Value Advantage Fund Select Class	48,999,623	1,488,608,536
TOTAL LARGE VALUE FUNDS		2,058,166,471
Mid-Cap Value Funds - 5.3%
Fidelity Low-Priced Stock Fund (c)	10,096,604	521,388,637
T. Rowe Price Mid-Cap Value Fund- Advisor Class	5,776,723	171,164,309
TOTAL MID-CAP VALUE FUNDS		692,552,946
TOTAL EQUITY FUNDS (Cost $2,117,227,140)		2,750,719,417
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 3/5/15 to 5/28/15 (d) (Cost $5,769,874)	$ 5,770,000	5,769,831
Money Market Funds - 2.5%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $334,798,288)	334,798,288	334,798,288
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,861,153,793)		13,236,172,280
NET OTHER ASSETS (LIABILITIES) - 0.2%		24,313,018
NET ASSETS - 100%		$ 13,260,485,298
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,065 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 212,612,400	$ 3,580,846

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,769,831.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 481,670,944	$ 28,408,504	$ -	$ 5,024,949	$ 521,388,637
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 939,065,270	$ 939,065,270	$ -	$ -
Consumer Staples	624,952,275	624,952,275	-	-
Energy	981,500,307	981,500,307	-	-
Financials	2,625,176,230	2,625,176,230	-	-
Health Care	1,425,724,946	1,425,724,946	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Industrials	$ 1,091,040,462	$ 1,091,040,462	$ -	$ -
Information Technology	1,600,541,135	1,600,541,135	-	-
Materials	385,631,104	385,631,104	-	-
Telecommunication Services	139,780,033	139,780,033	-	-
Utilities	331,472,982	331,472,982	-	-
Equity Funds	2,750,719,417	2,750,719,417	-	-
U.S. Treasury Obligations	5,769,831	-	5,769,831	-
Money Market Funds	334,798,288	334,798,288	-	-
Total Investments in Securities:	$ 13,236,172,280	$ 13,230,402,449	$ 5,769,831	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,580,846	$ 3,580,846	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $9,871,548,262. Net unrealized appreciation aggregated $3,364,624,018, of which $3,496,258,218 related to appreciated investment securities and $131,634,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

February 28, 2015

1.931579.103

MMV-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 33,750
Johnson Controls, Inc.	520	26,421
Lear Corp.	915	99,662
TRW Automotive Holdings Corp. (a)	400	41,696
		201,529
Automobiles - 0.6%
Ford Motor Co.	5,200	84,968
General Motors Co.	800	29,848
Harley-Davidson, Inc.	80	5,086
		119,902
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	810	22,397
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	800	47,568
Carnival Corp. unit	320	14,077
Hyatt Hotels Corp. Class A (a)	30	1,816
McDonald's Corp.	620	61,318
Royal Caribbean Cruises Ltd.	130	9,935
Six Flags Entertainment Corp.	467	21,150
Wyndham Worldwide Corp.	50	4,574
		160,438
Household Durables - 0.8%
Garmin Ltd.	100	4,963
Lennar Corp. Class A	1,333	66,930
Newell Rubbermaid, Inc.	220	8,644
PulteGroup, Inc.	200	4,512
Toll Brothers, Inc. (a)	90	3,448
Whirlpool Corp.	340	72,063
		160,560
Leisure Products - 0.0%
Hasbro, Inc.	100	6,232
Media - 3.7%
CBS Corp. Class B	240	14,184
Comcast Corp. Class A	581	34,500
DIRECTV (a)	1,210	107,206
Gannett Co., Inc.	1,380	48,852
Liberty Broadband Corp.:
Class A (a)	73	3,786
Class C (a)	238	12,390
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global PLC Class C	1,458	$ 76,064
Liberty Media Corp.:
Class A (a)	343	13,228
Class C (a)	686	26,480
News Corp. Class A (a)	200	3,455
Omnicom Group, Inc.	413	32,850
Scripps Networks Interactive, Inc. Class A	308	22,268
Starz Series A (a)	1,300	43,212
Time Warner Cable, Inc.	400	61,620
Time Warner, Inc.	1,775	145,302
Time, Inc.	431	10,215
Viacom, Inc. Class B (non-vtg.)	900	62,946
		718,558
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	41,651
Kohl's Corp.	960	70,848
Macy's, Inc.	1,503	95,771
Nordstrom, Inc.	140	11,260
Target Corp.	400	30,732
		250,262
Specialty Retail - 1.0%
AutoNation, Inc. (a)	70	4,305
AutoZone, Inc. (a)	20	12,854
Bed Bath & Beyond, Inc. (a)	100	7,466
Foot Locker, Inc.	80	4,494
GameStop Corp. Class A	40	1,479
Gap, Inc.	1,127	46,883
Home Depot, Inc.	935	107,291
Penske Automotive Group, Inc.	70	3,453
Staples, Inc.	160	2,682
		190,907
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	140	6,097
Fossil Group, Inc. (a)	30	2,580
		8,677
TOTAL CONSUMER DISCRETIONARY		1,839,462
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.6%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	$ 9,240
Diageo PLC sponsored ADR	364	43,261
		52,501
Food & Staples Retailing - 2.3%
CVS Health Corp.	1,230	127,760
Kroger Co.	1,000	71,150
Wal-Mart Stores, Inc.	2,160	181,289
Walgreens Boots Alliance, Inc.	790	65,633
		445,832
Food Products - 2.4%
Archer Daniels Midland Co.	1,600	76,608
Bunge Ltd.	600	49,068
Campbell Soup Co.	160	7,454
General Mills, Inc.	480	25,819
Ingredion, Inc.	640	52,614
Kellogg Co.	491	31,660
Kraft Foods Group, Inc.	230	14,734
Mondelez International, Inc.	1,090	40,259
Pilgrims Pride Corp.	140	3,840
The Hershey Co.	270	28,021
The J.M. Smucker Co.	50	5,768
Tyson Foods, Inc. Class A	2,210	91,295
Unilever NV (NY Reg.)	1,130	49,121
		476,261
Household Products - 0.2%
Energizer Holdings, Inc.	40	5,353
Kimberly-Clark Corp.	290	31,801
		37,154
Personal Products - 0.1%
Coty, Inc. Class A	1,390	31,414
Tobacco - 0.3%
Philip Morris International, Inc.	790	65,538
TOTAL CONSUMER STAPLES		1,108,700
ENERGY - 8.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	230	14,377
Ensco PLC Class A	700	17,129
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,576	$ 67,673
Helmerich & Payne, Inc.	400	26,824
Noble Corp.	700	11,648
Paragon Offshore PLC	233	480
Parker Drilling Co. (a)	2,100	6,489
		144,620
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	249	20,973
Apache Corp.	500	32,920
Canadian Natural Resources Ltd.	1,169	34,001
Chevron Corp.	2,120	226,162
Cimarex Energy Co.	20	2,194
ConocoPhillips Co.	2,440	159,088
Devon Energy Corp.	310	19,093
Energen Corp.	349	22,559
EOG Resources, Inc.	469	42,079
EQT Corp.	392	31,286
Exxon Mobil Corp.	3,569	315,999
Hess Corp.	400	30,032
Marathon Oil Corp.	1,100	30,646
Marathon Petroleum Corp.	1,242	130,410
Murphy Oil Corp.	500	25,445
Occidental Petroleum Corp.	1,276	99,375
Phillips 66 Co.	2,588	203,054
Pioneer Natural Resources Co.	202	30,809
QEP Resources, Inc.	1,150	24,702
Rice Energy, Inc. (a)	304	5,952
Tesoro Corp.	50	4,592
Valero Energy Corp.	1,970	121,529
		1,612,900
TOTAL ENERGY		1,757,520
FINANCIALS - 23.7%
Banks - 11.0%
Banco Santander SA (Spain) sponsored ADR	5,201	37,863
Bank of America Corp.	14,665	231,854
BB&T Corp.	1,000	38,050
Citigroup, Inc.	4,997	261,943
Comerica, Inc.	140	6,409
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Commerce Bancshares, Inc.	75	$ 3,114
Fifth Third Bancorp	3,227	62,475
First Republic Bank	751	42,807
Huntington Bancshares, Inc.	3,330	36,430
JPMorgan Chase & Co.	8,947	548,272
KeyCorp	2,600	36,218
M&T Bank Corp.	320	38,720
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	33,244
PNC Financial Services Group, Inc.	1,210	111,272
Regions Financial Corp.	1,060	10,187
SunTrust Banks, Inc.	1,310	53,710
U.S. Bancorp	1,250	55,763
Wells Fargo & Co.	10,335	566,255
		2,174,586
Capital Markets - 2.3%
Ameriprise Financial, Inc.	540	72,160
Bank of New York Mellon Corp.	870	34,052
BlackRock, Inc. Class A	130	48,285
Eaton Vance Corp. (non-vtg.)	60	2,526
Franklin Resources, Inc.	480	25,838
Goldman Sachs Group, Inc.	500	94,895
Invesco Ltd.	340	13,692
Morgan Stanley	1,990	71,222
Northern Trust Corp.	160	11,173
State Street Corp.	910	67,750
T. Rowe Price Group, Inc.	130	10,738
		452,331
Consumer Finance - 2.3%
Ally Financial, Inc. (a)	1,048	21,777
American Express Co.	820	66,904
Capital One Financial Corp.	2,317	182,371
Discover Financial Services	2,383	145,315
Navient Corp.	1,400	29,960
		446,327
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,107	163,183
The NASDAQ OMX Group, Inc.	80	4,013
Voya Financial, Inc.	120	5,303
		172,499
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.9%
ACE Ltd.	792	$ 90,296
AFLAC, Inc.	930	57,893
Alleghany Corp. (a)	20	9,451
Allstate Corp.	2,433	171,770
American Financial Group, Inc.	660	41,580
American International Group, Inc.	1,120	61,970
Aon PLC	264	26,495
Arch Capital Group Ltd. (a)	70	4,141
Assurant, Inc.	460	28,184
Assured Guaranty Ltd.	100	2,652
Axis Capital Holdings Ltd.	640	33,171
Cincinnati Financial Corp.	80	4,221
Everest Re Group Ltd.	240	42,583
Hartford Financial Services Group, Inc.	1,020	41,779
HCC Insurance Holdings, Inc.	110	6,147
Lincoln National Corp.	1,300	74,932
Loews Corp.	90	3,691
Markel Corp. (a)	10	7,454
MetLife, Inc.	1,684	85,598
PartnerRe Ltd.	340	38,930
Principal Financial Group, Inc.	230	11,769
Progressive Corp.	300	7,995
Prudential Financial, Inc.	1,470	118,850
Reinsurance Group of America, Inc.	60	5,359
RenaissanceRe Holdings Ltd.	80	8,202
The Chubb Corp.	870	87,392
The Travelers Companies, Inc.	1,821	195,648
Torchmark Corp.	280	14,910
Unum Group	1,190	39,936
Validus Holdings Ltd.	217	9,036
W.R. Berkley Corp.	70	3,494
XL Group PLC Class A	683	24,725
		1,360,254
Real Estate Investment Trusts - 0.1%
American Homes 4 Rent Class A	909	15,171
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	340	5,647
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	160	$ 2,421
Radian Group, Inc.	2,200	34,782
		42,850
TOTAL FINANCIALS		4,664,018
HEALTH CARE - 13.7%
Biotechnology - 1.7%
Amgen, Inc.	1,070	168,760
Gilead Sciences, Inc. (a)	1,159	119,991
United Therapeutics Corp. (a)	300	46,515
		335,266
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	1,370	94,736
Medtronic PLC	2,264	175,664
St. Jude Medical, Inc.	220	14,670
Zimmer Holdings, Inc.	1,019	122,677
		407,747
Health Care Providers & Services - 4.0%
Aetna, Inc.	1,180	117,469
Anthem, Inc.	1,339	196,097
Cigna Corp.	720	87,574
Express Scripts Holding Co. (a)	836	70,884
HCA Holdings, Inc. (a)	240	17,170
Humana, Inc.	320	52,602
Laboratory Corp. of America Holdings (a)	30	3,691
McKesson Corp.	71	16,238
Omnicare, Inc.	545	41,823
Quest Diagnostics, Inc.	490	34,369
UnitedHealth Group, Inc.	1,270	144,310
		782,227
Pharmaceuticals - 5.9%
AbbVie, Inc.	2,133	129,047
Johnson & Johnson	2,431	249,202
Merck & Co., Inc.	4,194	245,517
Novartis AG sponsored ADR	450	46,080
Pfizer, Inc.	12,298	422,067
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	80	$ 19,353
Teva Pharmaceutical Industries Ltd. sponsored ADR	803	45,787
		1,157,053
TOTAL HEALTH CARE		2,682,293
INDUSTRIALS - 9.2%
Aerospace & Defense - 4.2%
Engility Holdings, Inc.	66	2,383
General Dynamics Corp.	865	120,045
Honeywell International, Inc.	636	65,368
Huntington Ingalls Industries, Inc.	20	2,827
L-3 Communications Holdings, Inc.	460	59,538
Lockheed Martin Corp.	671	134,234
Northrop Grumman Corp.	620	102,740
Raytheon Co.	1,193	129,763
Rockwell Collins, Inc.	110	9,799
Textron, Inc.	140	6,203
The Boeing Co.	360	54,306
United Technologies Corp.	1,090	132,882
		820,088
Airlines - 0.5%
Alaska Air Group, Inc.	110	7,002
Delta Air Lines, Inc.	1,483	66,023
United Continental Holdings, Inc. (a)	282	18,381
		91,406
Building Products - 0.0%
Owens Corning	60	2,380
Commercial Services & Supplies - 0.4%
ADT Corp.	90	3,530
Deluxe Corp.	700	46,585
Pitney Bowes, Inc.	70	1,622
R.R. Donnelley & Sons Co.	1,500	28,605
		80,342
Electrical Equipment - 0.3%
Eaton Corp. PLC	240	17,042
Emerson Electric Co.	788	45,641
Rockwell Automation, Inc.	70	8,193
		70,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.3%
General Electric Co.	9,623	$ 250,102
Machinery - 2.0%
AGCO Corp.	523	26,014
Caterpillar, Inc.	400	33,160
Crane Co.	431	28,804
Cummins, Inc.	130	18,490
Deere & Co.	1,344	121,766
Illinois Tool Works, Inc.	455	44,981
Ingersoll-Rand PLC	473	31,781
Lincoln Electric Holdings, Inc.	40	2,762
Oshkosh Corp.	700	34,153
PACCAR, Inc.	180	11,529
Parker Hannifin Corp.	120	14,723
Snap-On, Inc.	40	5,889
Stanley Black & Decker, Inc.	120	11,801
Timken Co.	200	8,496
		394,349
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,650
Manpower, Inc.	40	3,218
		5,868
Road & Rail - 0.3%
AMERCO	10	3,268
CSX Corp.	760	26,076
Norfolk Southern Corp.	240	26,198
Ryder System, Inc.	30	2,820
		58,362
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	32,298
TOTAL INDUSTRIALS		1,806,071
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	3,579	44,344
Cisco Systems, Inc.	10,197	300,913
Harris Corp.	580	45,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	220	$ 5,260
QUALCOMM, Inc.	254	18,418
		413,989
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	80	4,957
Avnet, Inc.	160	7,330
Corning, Inc.	3,000	73,200
TE Connectivity Ltd.	2,323	167,558
Tech Data Corp. (a)	600	35,700
Vishay Intertechnology, Inc.	1,300	18,512
Zebra Technologies Corp. Class A (a)	39	3,551
		310,808
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	52,351
IT Services - 0.9%
Accenture PLC Class A	340	30,610
Amdocs Ltd.	800	42,000
Computer Sciences Corp.	120	8,510
Fidelity National Information Services, Inc.	291	19,669
Teradata Corp. (a)	80	3,562
The Western Union Co.	270	5,270
Xerox Corp.	4,740	64,701
		174,322
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	5,230	173,898
Lam Research Corp.	80	6,597
NVIDIA Corp.	440	9,706
NXP Semiconductors NV (a)	265	22,497
ON Semiconductor Corp. (a)	1,488	18,972
Texas Instruments, Inc.	874	51,391
		283,061
Software - 3.8%
Activision Blizzard, Inc.	1,645	38,361
Adobe Systems, Inc. (a)	700	55,370
CA Technologies, Inc.	230	7,480
Microsoft Corp.	8,216	360,272
Oracle Corp.	6,279	275,146
Symantec Corp.	230	5,787
		742,416
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	3,776	$ 485,065
EMC Corp.	5,059	146,407
Hewlett-Packard Co.	3,360	117,062
NetApp, Inc.	160	6,184
Seagate Technology LLC	1,222	74,689
Western Digital Corp.	1,554	166,247
		995,654
TOTAL INFORMATION TECHNOLOGY		2,972,601
MATERIALS - 3.2%
Chemicals - 1.8%
Celanese Corp. Class A	120	6,853
CF Industries Holdings, Inc.	170	52,059
E.I. du Pont de Nemours & Co.	570	44,375
Eastman Chemical Co.	400	29,784
Ecolab, Inc.	285	32,929
Huntsman Corp.	2,875	64,573
LyondellBasell Industries NV Class A	430	36,941
The Dow Chemical Co.	1,515	74,599
The Mosaic Co.	180	9,587
Valspar Corp.	40	3,466
		355,166
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	45,546
Containers & Packaging - 0.7%
Avery Dennison Corp.	469	25,115
Ball Corp.	80	5,737
Bemis Co., Inc.	80	3,904
Crown Holdings, Inc. (a)	655	34,715
MeadWestvaco Corp.	100	5,306
Packaging Corp. of America	60	4,972
Rock-Tenn Co. Class A	640	43,930
Sonoco Products Co.	70	3,278
		126,957
Metals & Mining - 0.2%
Barrick Gold Corp.	1,033	13,436
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc.	800	$ 17,304
Nucor Corp.	80	3,762
		34,502
Paper & Forest Products - 0.3%
Domtar Corp.	500	22,600
International Paper Co.	796	44,902
		67,502
TOTAL MATERIALS		629,673
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,500	120,960
CenturyLink, Inc.	290	10,979
Verizon Communications, Inc.	2,221	109,828
		241,767
UTILITIES - 2.9%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,260	72,551
Duke Energy Corp.	380	29,849
Edison International	180	11,565
Entergy Corp.	600	47,706
Eversource Energy	200	10,350
Exelon Corp.	1,360	46,131
FirstEnergy Corp.	1,240	43,375
Great Plains Energy, Inc.	80	2,129
ITC Holdings Corp.	1,250	48,413
OGE Energy Corp.	80	2,601
Pinnacle West Capital Corp.	60	3,845
		318,515
Gas Utilities - 0.2%
National Fuel Gas Co.	580	37,358
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	6,045	78,404
Multi-Utilities - 0.6%
Alliant Energy Corp.	80	5,088
Ameren Corp.	190	8,058
Consolidated Edison, Inc.	150	9,471
DTE Energy Co.	90	7,383
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	1,290	$ 54,257
SCANA Corp.	600	34,170
		118,427
Water Utilities - 0.1%
American Water Works Co., Inc.	110	5,936
TOTAL UTILITIES		558,640
TOTAL COMMON STOCKS (Cost $13,158,743)		18,260,745
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/9/15 to 5/14/15 (c) (Cost $49,999)	$ 50,000	49,999
Money Market Funds - 6.6%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,297,714)	1,297,714	1,297,714
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $14,506,456)		19,608,458
NET OTHER ASSETS (LIABILITIES) - 0.3%		52,238
NET ASSETS - 100%		$ 19,660,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 1,029,600	$ 26,695

The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,999.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,839,462	$ 1,839,462	$ -	$ -
Consumer Staples	1,108,700	1,108,700	-	-
Energy	1,757,520	1,757,520	-	-
Financials	4,664,018	4,664,018	-	-
Health Care	2,682,293	2,682,293	-	-
Industrials	1,806,071	1,806,071	-	-
Information Technology	2,972,601	2,972,601	-	-
Materials	629,673	629,673	-	-
Telecommunication Services	241,767	241,767	-	-
Utilities	558,640	558,640	-	-
U.S. Treasury Obligations	49,999	-	49,999	-
Money Market Funds	1,297,714	1,297,714	-	-
Total Investments in Securities:	$ 19,608,458	$ 19,558,459	$ 49,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,695	$ 26,695	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $14,519,993. Net unrealized appreciation aggregated $5,088,465, of which $5,287,219 related to appreciated investment securities and $198,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2015